As filed with the Securities and Exchange        Registration No. 33-75996*
Commission on April 15, 1997                     Registration No. 811-2512

--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------
                       Post-Effective Amendment No. 12 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)


-------------------------------------------------------------------------------
It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
       ------
         X      on May 1, 1997 pursuant to paragraph (b) of Rule 485
       ------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 2-52448 and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET


FORM N-4                                                LOCATION - PROSPECTUS
ITEM NO.           PART A (PROSPECTUS)                    DATED MAY 1, 1997

     1     Cover Page............................. Cover Page

     2     Definitions............................ Definitions

     3     Synopsis............................... Prospectus Summary; Fee Table

     4     Condensed Financial Information........ Condensed Financial
                                                   Information

     5     General Description of Registrant,      The Company; Variable Annuity
           Depositor, and Portfolio Companies..... Account B; The Funds

     6     Deductions............................. Charges and Deductions;
                                                   Distribution

     7     General Description of Variable
           Annuity Contracts...................... Purchase; Miscellaneous

     8     Annuity Period......................... Annuity Period

     9     Death Benefit.......................... Death Benefit During
                                                   Accumulation Period; Death
                                                   Benefit Payable During the
                                                   Annuity Period

     10    Purchases and Contract Value........... Purchase; Contract Valuation

     11    Redemptions............................ Right to Cancel; Withdrawals

     12    Taxes.................................. Tax Status

     13    Legal Proceedings...................... Miscellaneous - Legal
                                                   Matters and Proceedings

     14    Table of Contents of the Statement      Contents of the Statement of
           of Additional Information.............. Additional Information

FORM N-4      PART B (STATEMENT OF ADDITIONAL
ITEM NO.               INFORMATION)                       LOCATION

     15      Cover Page..........................  Cover page

     16      Table of Contents...................  Table of Contents

     17      General Information and History.....  General Information and
                                                   History

     18      Services............................  General Information and
                                                   History; Independent
                                                   Auditors

     19      Purchase of Securities Being Offered  Offering and Purchase of
                                                   Contracts

     20      Underwriters........................  Offering and Purchase of
                                                   Contracts

     21      Calculation of Performance Data.....  Performance Data; Average
                                                   Annual Total Return
                                                   Quotations

     22      Annuity Payments....................  Annuity Payments

     23      Financial Statements................  Financial Statements


                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PROSPECTUS

--------------------------------------------------------------------
--------------------------------------------------------------------


The Contracts offered in connection with this Prospectus are group deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are available through participation in (1) employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Section 457 of the Internal Revenue Code of 1986, as amended ("Code") or by taxable organizations for their employees and/or independent contractors ("Non-Section 457 Plans"); or
(2) employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors ("Section 457 Plans") (collectively referred to as "Plans"). Only group contracts are currently offered for sale; however, "Contracts" shall also refer to employer-owned individual Contracts issued in connection with Plans in the past.



The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account B, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:


 [bullet] Aetna Variable Fund                                [bullet] Calvert Responsibly Invested Balanced Portfolio
 [bullet] Aetna Income Shares                                [bullet] Fidelity VIP II Contrafund Portfolio
 [bullet] Aetna Variable Encore Fund                         [bullet] Fidelity VIP Equity-Income Portfolio
 [bullet] Aetna Investment Advisers Fund, Inc.               [bullet] Fidelity VIP Growth Portfolio
 [bullet] Aetna Ascent Variable Portfolio                    [bullet] Fidelity VIP Overseas Portfolio
 [bullet] Aetna Crossroads Variable Portfolio                [bullet] Janus Aspen Aggressive Growth Portfolio
 [bullet] Aetna Legacy Variable Portfolio                    [bullet] Janus Aspen Balanced Portfolio
 [bullet] Aetna Variable Capital Appreciation Portfolio      [bullet] Janus Aspen Flexible Income Portfolio
 [bullet] Aetna Variable Growth Portfolio                    [bullet] Janus Aspen Growth Portfolio
 [bullet] Aetna Variable Index Plus Portfolio                [bullet] Janus Aspen Short-Term Bond Portfolio
 [bullet] Aetna Variable Small Company Portfolio             [bullet] Janus Aspen Worldwide Growth Portfolio
 [bullet] Alger American Growth Portfolio                    [bullet] Lexington Natural Resources Trust
 [bullet] Alger American Small Cap Portfolio                 [bullet] Neuberger & Berman Growth Portfolio
 [bullet] American Century VP Capital Appreciation           [bullet] Scudder International Portfolio Class A Shares
  (formerly TCI Growth)



The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account. Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions, under all Contracts, or in all Plans. Please check with your employer to determine option availability. (See "Investment Options.")


This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract through the Separate Account. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 17 of this Prospectus. An SAI may be obtained by indicating the request on the enrollment form or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary. You may also obtain an SAI for any of the Funds by calling that phone number.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.


THE SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1,
1997

                               TABLE OF CONTENTS

--------------------------------------------------------------------
--------------------------------------------------------------------

DEFINITIONS   ................................. DEFINITIONS - 1
PROSPECTUS SUMMARY  ...........................     SUMMARY - 1
FEE TABLE  ....................................   FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION    ............ AUV HISTORY - 1
THE COMPANY  .............................................    1
VARIABLE ANNUITY ACCOUNT B  ..............................    1
INVESTMENT OPTIONS    ....................................    1
  The Funds  .............................................    1
  Credited Interest Options    ...........................    4
PURCHASE  ................................................    4
  Contract Availability  .................................    4
  Contract Purchase   ....................................    5
  Purchase Payments   ....................................    5
  Right to Cancel  .......................................    5
  Transfer Credits    ....................................    5
CHARGES AND DEDUCTIONS   .................................    6
  Daily Deductions from the Separate Account  ............    6
  Maintenance Fee  .......................................    6
  Deferred Sales Charge  .................................    6
  Fund Expenses    .......................................    8
  Premium and Other Taxes   ..............................    8
CONTRACT VALUATION    ....................................    8
  Account Value    .......................................    8
  Accumulation Units  ....................................    8
  Net Investment Factor  .................................    8
TRANSFERS    .............................................    9
  Dollar Cost Averaging Program   ........................    9
WITHDRAWALS  .............................................    9
ADDITIONAL WITHDRAWAL OPTIONS  ...........................   10
DEATH BENEFIT DURING ACCUMULATION PERIOD   ...............   10
ANNUITY PERIOD  ..........................................   11
  Annuity Period Elections  ..............................   11
  Annuity Options  .......................................   11
  Annuity Payments    ....................................   12
  Charges Deducted During the Annuity Period  ............   12
  Death Benefit Payable During the Annuity Period   ......   12
TAX STATUS   .............................................   13
  Introduction  ..........................................   13
  Taxation of the Company   ..............................   13
  Tax Status of the Contract   ...........................   13
  Contracts Used With Certain Retirement Plans   .........   13
  Section 457 Plans   ....................................   13

  Plans of Non-Section 457 Tax-Exempt Organizations and Taxable Organizations     14
MISCELLANEOUS    ...............................................................  15
  Voting Rights  ...............................................................  15
  Modification of the Contract  ................................................  15
  Distribution   ...............................................................  15
  Performance Reporting   ......................................................  16
  Transfer of Ownership; Assignment   ..........................................  16
  Delay or Suspension of Payments  .............................................  16
  Legal Matters and Proceedings    .............................................  17
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION  ...........................  17
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT    .................................  18
APPENDIX II--FIXED ACCOUNT   ...................................................  19
APPENDIX III--FIXED PLUS ACCOUNT   .............................................  20


NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  DEFINITIONS

--------------------------------------------------------------------
--------------------------------------------------------------------

As used in this Prospectus, the following terms have the meanings shown:

Account: A record established for each Participant, as directed by the Contract Holder, to identify contract values during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Account Value: The total dollar value of amounts held in an Account as of any Valuation Date during the Accumulation Period.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before Annuity payments begin.

Aggregate Purchase Payment(s): The sum of all Purchase Payment(s) made under a Contract.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, for a definite period or a combination of the two.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Code: The Internal Revenue Code of 1986, as amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contracts: The group and individual deferred, variable annuity contracts described in this Prospectus.

Contract Beneficiary: The Contract Holder is the Contract Beneficiary.


Contract Holder: The entity which owns the Contract and to which the Contract is issued.


Credited Interest Options: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Account Value.

Fund(s): An open-end management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contracts.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Non-Section 457 Plan(s): Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Code Section 457 and by taxable organizations for their employees and/or independent contractors.


Participant (You): A person participating in a Plan maintained by an eligible organization. The terms of the Plan govern participant benefits.


Plan(s): Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations and/or taxable organizations for their employees or independent contractors (or both).

Plan Account: The record established for a Contract Holder of the net Purchase Payments accumulated under a Contract where Accounts are not maintained.

Plan Beneficiary: The person entitled to receive benefits under the Plan in the event of the Participant's death.

--------------------------------------------------------------------


                                DEFINITIONS - 1

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.

Purchase Payment Period: For "Installment Purchase Payment Accounts" the period of time for completion of the agreed upon annual number and amount of Purchase Payments. For example, if it is determined that the Purchase Payment Period will consist of 12 payments per year and only 11 payments are made, the Purchase Payment Period is not completed until the twelfth Purchase Payment is made.


Section 457 Plan(s): Employer-sponsored deferred compensation plans sponsored by non-governmental tax-exempt organizations for deferrals that are subject to Code
Section 457 for their employees and/or independent contractors.


Separate Account: Variable Annuity Account B, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.


Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


--------------------------------------------------------------------


                                DEFINITIONS - 2

                              PROSPECTUS SUMMARY

--------------------------------------------------------------------
--------------------------------------------------------------------

CONTRACTS OFFERED


     The Contracts offered in connection with this Prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement to Participants under:


(1) Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Code Section 457 and by taxable organizations for their employees and/or independent contractors ("Non-Section 457 Plans"), and


(2) Employer-sponsored deferred compensation plans sponsored by non-governmental tax-exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors ("Section 457 Plans").


CONTRACT PURCHASE

     The Contract may be purchased by eligible organizations on behalf of a group made up of their employees and/or independent contractors. An Account is established for eligible employees by completing the enrollment form (and any other required forms) and submitting them to the Company. Purchase Payments can be applied to the Contract either through a lump-sum transfer from a pre-existing plan or through periodic salary reductions or employer contributions. (See "Purchase.")

FREE LOOK PERIOD


     Contract Holders have the right to cancel their Contract within 10 days after receiving it (or as otherwise allowed by state law) by returning it to us along with a written notice of cancellation. Unless state law requires otherwise, the amount received upon cancellation under this provision will reflect the investment performance of the Purchase Payments deposited in the Separate Account while invested. In certain cases, this may be less than the amount of the Purchase Payments. (See "Purchase--Right to Cancel.")


INVESTMENT OPTIONS


     The Company has established Variable Annuity Account B, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. The total number of investment options that may be selected during the Accumulation Period is limited. For a complete list of the Funds available under the Contracts, a description of the investment objectives of each of the Funds and their investment advisers, and a description of the limitations on the number of investment options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.



     The Contract also provides for investment in Credited Interest Options, which earn fixed rates of interest. The fixed options available under the Contract are the Guaranteed Accumulation Account ("GAA"), the Fixed Account, and the Fixed Plus Account. (See the Appendices to this Prospectus.)

CHARGES AND DEDUCTIONS

     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative charge), any annual maintenance fee, and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

TRANSFERS

     Prior to the Annuity Date, and subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See Appendices I, II and III for a full description of the restrictions applicable to transfers from the Credited Interest Options.) (See "Transfers.")

--------------------------------------------------------------------


                                  SUMMARY - 1

WITHDRAWALS

     The Contract Holder may withdraw all or a part of the Account Value prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Limitations apply to withdrawals from the Fixed Plus Account. Certain charges may be assessed upon withdrawal. The withdrawals may also be subject to income tax. (See "Withdrawals.")

     The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options are not available in all states and may not be suitable in every situation. (See "Additional Withdrawal Options.")

DEATH BENEFIT


     The Contract provides that a death benefit is payable to the Contract Beneficiary upon the death of the Participant before the Annuity Date. The Contract Holder may direct that we make such payment to the Plan Beneficiary. The amount of the death benefit will be equal to the Account Value. Until the election of a method of payment, the Account Value will remain invested under the Contract. The Contract Holder on behalf of a Plan Beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")



     After Annuity Payments have commenced, a death benefit may be payable to the Contract Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Annuity Period--Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     On the Annuity Date, the Contract Holder, on your behalf, may elect to begin receiving Annuity Payments on either a fixed, variable or combination of fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

     Contributions and earnings are not generally taxed until paid or made available under the employer's Plan. Withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:


   [bullet] Write to:
                                      Aetna Life Insurance and Annuity Company

                                      151 Farmington Avenue

                                      Hartford, Connecticut 06156-1277

                                      Attention: Customer Service

   [bullet] Call Customer Service:
                                      1-800-525-4225 (for automated transfers or changes in the allocation of Account Values, call: 1-800-262-3862)


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                                  SUMMARY - 2

                                   FEE TABLE


--------------------------------------------------------------------
--------------------------------------------------------------------


This Fee Table describes the various charges and expenses associated with the Contract during the Accumulation Period. For amounts deducted during the Annuity Period, see "Annuity Period--Charges Deducted During the Annuity Period." No sales charge is paid when the Contract is purchased. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.


CONTRACT HOLDER TRANSACTION EXPENSES


     Deferred Sales Charge (as a percentage of the amount withdrawn)*:

  INSTALLMENT PURCHASE PAYMENT ACCOUNTS:

 Purchase Payment
 Periods Completed                Deduction
---------------------------      ------------
 Less than 5                         5%
 5 or more but less than 7           4%
 7 or more but less than 9           3%
 9 or more but less than 10          2%
 More than 10                        0%

    SINGLE PURCHASE PAYMENT ACCOUNTS:

 Account Years
   Completed                      Deduction
---------------------------     ------------
 Less than 5                         5%
 5 or more but less than 6           4%
 6 or more but less than 7           3%
 7 or more but less than 8           2%
 8 or more but less than 9           1%
 9 or more                           0%



 Annual Contract Maintenance Fee--Installment Purchase Payment Accounts    ...............    $20.00**
                                --Single Purchase Payment Accounts .......................    $ 0.00

 * The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Account.

** The maintenance fee will generally be deducted annually from each Installment
   Purchase Payment Account during the Accumulation Period. The amount of maintenance fee may be reduced or eliminated under group Contracts. (See "Charges and Deductions.") The amount shown is the maximum maintenance fee that can be deducted under the Contract.


SEPARATE ACCOUNT ANNUAL EXPENSES

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract.)

For all Contracts except those for which an Administrative Expense Charge is imposed (see "Charges and Deductions"), Separate Account Annual Expenses are:

 Mortality and Expense Risk Charge  ......    1.25%
 Administrative Expense Charge   .........    0.00%
                                              ----
 Total Separate Account Charges  .........    1.25%
                                              ====

For Contracts for which an Administrative Expense Charge is imposed (see Charges and Deductions), Separate Account Annual Expenses are:

 Mortality and Expense Risk Charge  ......    1.25%
 Administrative Expense Charge   .........    0.25%
                                              ----
 Total Separate Account Charges  .........    1.50%
                                              ====




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                                 FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS


The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1996. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract.



                                                                           Investment                              Total
                                                                         Advisory Fees(1)      Other Expenses       Fund
                                                                         (after expense        (after expense      Annual
                                                                         reimbursement)        reimbursement)      Expenses
                                                                        -------------------   -----------------   ----------
Aetna Variable Fund(2)                                                   0.50%                 0.06%               0.56%
Aetna Income Shares(2)                                                   0.40%                 0.08%               0.48%
Aetna Variable Encore Fund(2)                                            0.25%                 0.10%               0.35%
Aetna Investment Advisers Fund, Inc.(2)                                  0.50%                 0.08%               0.58%
Aetna Ascent Variable Portfolio(2)                                       0.60%                 0.15%               0.75%
Aetna Crossroads Variable Portfolio(2)                                   0.60%                 0.15%               0.75%
Aetna Legacy Variable Portfolio(2)                                       0.60%                 0.15%               0.75%
Aetna Variable Capital Appreciation Portfolio(2)                         0.60%                 0.15%               0.75%
Aetna Variable Growth Portfolio(2)                                       0.60%                 0.15%               0.75%
Aetna Variable Index Plus Portfolio(2)                                   0.35%                 0.15%               0.50%
Aetna Variable Small Company Portfolio(2)                                0.75%                 0.15%               0.90%
Alger American Growth Portfolio                                          0.75%                 0.04%               0.79%
Alger American Small Cap Portfolio                                       0.85%                 0.03%               0.88%
American Century VP Capital Appreciation (formerly "TCI Growth")(3)      1.00%                 0.00%               1.00%
Calvert Responsibly Invested Balanced Portfolio(4)                       0.71%                 0.13%               0.84%
Fidelity VIP II Contrafund Portfolio(5)                                  0.61%                 0.13%               0.74%
Fidelity VIP Equity-Income Portfolio(5)                                  0.51%                 0.07%               0.58%
Fidelity VIP Growth Portfolio(5)                                         0.61%                 0.08%               0.69%
Fidelity VIP Overseas Portfolio(5)                                       0.76%                 0.17%               0.93%
Janus Aspen Aggressive Growth Portfolio(6)                               0.72%                 0.04%               0.76%
Janus Aspen Balanced Portfolio(6)                                        0.79%                 0.15%               0.94%
Janus Aspen Flexible Income Portfolio(6)                                 0.65%                 0.19%               0.84%
Janus Aspen Growth Portfolio(6)                                          0.65%                 0.04%               0.69%
Janus Aspen Short-Term Bond Portfolio(6)                                 0.47%                 0.19%               0.66%
Janus Aspen Worldwide Growth Portfolio(6)                                0.66%                 0.14%               0.80%
Lexington Natural Resources Trust                                        1.00%                 0.42%               1.42%
Neuberger & Berman Growth Portfolio(7)                                   0.83%                 0.09%               0.92%
Scudder International Portfolio Class A Shares                           0.86%                 0.19%               1.05%

------------------

(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) The Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The new Administrative Services Agreement became effective on May 1, 1996 for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Ascent Variable Portfolio, Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. Therefore, for these Funds the "Other Expenses" shown are not based on actual figures for the year ended December 31, 1996, but reflect the fee payable under that Agreement. The Administrative Services Agreement was in effect for Aetna Variable Capital Appreciation Portfolio, Aetna Variable Growth Portfolio, Aetna Variable Index Plus Portfolio and Aetna Variable Small Company Portfolio since their inception.

    Effective August 1, 1996, Investment Advisory Fees were increased for Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna Ascent Variable Portfolio, Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. The Advisory Fees shown above are not based on actual figures for the year ended December 31, 1996, but reflect the increased Investment Advisory Fees.

(3) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.

(4) The figures above are based on expenses for fiscal year 1996, and have been restated to reflect an increase in transfer agency expenses of 0.03% expected to be incurred in 1997. "Investment Advisory Fees" include a performance adjustment, which could cause the


--------------------------------------------------------------------


                                 FEE TABLE - 2
    fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflect an indirect fee of 0.03% (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.81%.


(5) A portion of the brokerage commissions that certain funds pay was used to reduce expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses would have been 0.56% for Equity Income Portfolio, 0.67% for Growth Portfolio, 0.92% for Overseas Portfolio; and 0.71% for Contrafund Portfolio.


(6) The fees and expenses shown above are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1996. The information for each Portfolio other than the Flexible Income Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Annual Expenses would have been 0.79%, 0.04% and 0.83% for Aggressive Growth Portfolio; 0.92%, 0.15% and 1.07% for Balanced Portfolio; 0.79%, 0.04% and 0.83% for Growth Portfolio; 0.65%, 0.19% and 0.84% for Short-Term Bond Portfolio; and 0.77%, 0.14% and 0.91% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Portfolio's Board of Trustees.

(7) Neuberger & Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Advisory Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.


--------------------------------------------------------------------


                                 FEE TABLE - 3

HYPOTHETICAL ILLUSTRATION (EXAMPLE)


THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

WITHOUT ADMINISTRATIVE EXPENSE CHARGE:

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. This example assumes that no Administrative Expense Charge is imposed. For the purposes of these Examples, the maximum maintenance fee of $20.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.010%.

                                                                  EXAMPLE A
                                                 --------------------------------------------
                                                  If you withdraw your entire Account
                                                  Value at the end of the periods shown,
                                                  you would pay the following expenses,
                                                  including any applicable deferred
                                                  sales charge:
                                                  1 year    3 years    5 years    10 years
                                                 --------- ---------- ---------- -----------
Aetna Variable Fund                               $70       $112       $157       $214
Aetna Income Shares                               $69       $110       $153       $205
Aetna Variable Encore Fund                        $68       $106       $147       $191
Aetna Investment Advisers Fund, Inc.              $70       $113       $158       $216
Aetna Ascent Variable Portfolio                   $72       $118       $166       $234
Aetna Crossroads Variable Portfolio               $72       $118       $166       $234
Aetna Legacy Variable Portfolio                   $72       $118       $166       $234
Aetna Variable Capital Appreciation Portfolio     $72       $118       $166       $234
Aetna Variable Growth Portfolio                   $72       $118       $166       $234
Aetna Variable Index Plus Portfolio               $70       $110       $154       $207
Aetna Variable Small Company Portfolio            $73       $122       $173       $249
Alger American Growth Portfolio                   $72       $119       $168       $238
Alger American Small Cap Portfolio                $73       $121       $173       $247
American Century VP Capital Appreciation          $74       $125       $178       $260
Calvert Responsibility Invested Balanced
 Portfolio                                        $73       $120       $171       $243
Fidelity VIP II Contrafund Portfolio              $72       $117       $166       $233
Fidelity VIP Equity-Income Portfolio              $70       $113       $158       $216
Fidelity VIP Growth Portfolio                     $71       $116       $163       $227
Fidelity VIP Overseas Portfolio                   $74       $123       $175       $252
Janus Aspen Aggressive Growth Portfolio           $72       $118       $167       $235
Janus Aspen Balanced Portfolio                    $74       $123       $175       $253
Janus Aspen Flexible Income Portfolio             $73       $120       $171       $243
Janus Aspen Growth Portfolio                      $71       $116       $163       $227
Janus Aspen Short-Term Bond Portfolio             $71       $115       $162       $224
Janus Aspen Worldwide Growth Portfolio            $72       $119       $169       $239
Lexington Natural Resources Trust                 $78       $137       $198       $301
Neuberger & Berman Growth Portfolio               $74       $123       $174       $251
Scudder International Portfolio Class A Shares    $75       $126       $181       $265



                                                                  EXAMPLE B
                                                 -------------------------------------------
                                                  If you do not withdraw your Account
                                                  Value, or if you annuitize at the end of
                                                  the periods shown, you would pay the
                                                  following expenses (no deferred sales
                                                  charge is reflected):*
                                                  1 year    3 years   5 years     10 years
                                                 --------- ---------- ---------- ----------
Aetna Variable Fund                               $18       $57          $99      $214
Aetna Income Shares                               $18       $55          $94      $205
Aetna Variable Encore Fund                        $16       $51          $88      $191
Aetna Investment Advisers Fund, Inc.              $19       $58          $100     $216
Aetna Ascent Variable Portfolio                   $20       $63          $108     $234
Aetna Crossroads Variable Portfolio               $20       $63          $108     $234
Aetna Legacy Variable Portfolio                   $20       $63          $108     $234
Aetna Variable Capital Appreciation Portfolio     $20       $63          $108     $234
Aetna Variable Growth Portfolio                   $20       $63          $108     $234
Aetna Variable Index Plus Portfolio               $18       $55          $95      $207
Aetna Variable Small Company Portfolio            $22       $68          $116     $249
Alger American Growth Portfolio                   $21       $64          $110     $238
Alger American Small Cap Portfolio                $22       $67          $115     $247
American Century VP Capital Appreciation          $23       $71          $121     $260
Calvert Responsibility Invested Balanced
 Portfolio                                        $21       $66          $113     $243
Fidelity VIP II Contrafund Portfolio              $20       $63          $108     $233
Fidelity VIP Equity-Income Portfolio              $19       $58          $100     $216
Fidelity VIP Growth Portfolio                     $20       $61          $105     $227
Fidelity VIP Overseas Portfolio                   $22       $69          $117     $252
Janus Aspen Aggressive Growth Portfolio           $21       $63          $109     $235
Janus Aspen Balanced Portfolio                    $22       $69          $118     $253
Janus Aspen Flexible Income Portfolio             $21       $66          $113     $243
Janus Aspen Growth Portfolio                      $20       $61          $105     $227
Janus Aspen Short-Term Bond Portfolio             $19       $60          $104     $224
Janus Aspen Worldwide Growth Portfolio            $21       $65          $111     $239
Lexington Natural Resources Trust                 $27       $83          $142     $301
Neuberger & Berman Growth Portfolio               $22       $68          $117     $251
Scudder International Portfolio Class A Shares    $23       $72          $124     $265


------------------ -

* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump-sum settlement is requested within three years after annuity payments start since the lump-sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

--------------------------------------------------------------------


                                 FEE TABLE - 4

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

WITH ADMINISTRATIVE EXPENSE CHARGE:

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. This example assumes that an Administrative Expense Charge of 0.25% annually is imposed. For the purposes of these Examples, the maximum maintenance fee of $20.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.010%.

                                                                  EXAMPLE A
                                                 --------------------------------------------
                                                  If you withdraw your entire Account
                                                  Value at the end of the periods shown,
                                                  you would pay the following expenses,
                                                  including any applicable deferred
                                                  sales charge:
                                                  1 year    3 years    5 years    10 years
                                                 --------- ---------- ---------- -----------
Aetna Variable Fund                               $72       $119       $169       $240
Aetna Income Shares                               $72       $117       $165       $232
Aetna Variable Encore Fund                        $70       $113       $159       $218
Aetna Investment Advisers Fund, Inc.              $73       $120       $170       $242
Aetna Ascent Variable Portfolio                   $74       $125       $178       $260
Aetna Crossroads Variable Portfolio               $74       $125       $178       $260
Aetna Legacy Variable Portfolio                   $74       $125       $178       $260
Aetna Variable Capital Appreciation Portfolio     $74       $125       $178       $260
Aetna Variable Growth Portfolio                   $74       $125       $178       $260
Aetna Variable Index Plus Portfolio               $72       $118       $166       $234
Aetna Variable Small Company Portfolio            $76       $129       $185       $275
Alger American Growth Portfolio                   $75       $126       $180       $264
Alger American Small Cap Portfolio                $76       $129       $184       $273
American Century VP Capital Appreciation          $77       $132       $190       $285
Calvert Responsibility Invested Balanced
 Portfolio                                        $75       $127       $183       $269
Fidelity VIP II Contrafund Portfolio              $74       $125       $178       $258
Fidelity VIP Equity-Income Portfolio              $73       $120       $170       $242
Fidelity VIP Growth Portfolio                     $74       $123       $175       $253
Fidelity VIP Overseas Portfolio                   $76       $130       $187       $278
Janus Aspen Aggressive Growth Portfolio           $74       $125       $179       $261
Janus Aspen Balanced Portfolio                    $76       $130       $187       $279
Janus Aspen Flexible Income Portfolio             $75       $127       $183       $269
Janus Aspen Growth Portfolio                      $74       $123       $175       $253
Janus Aspen Short-Term Bond Portfolio             $73       $122       $174       $250
Janus Aspen Worldwide Growth Portfolio            $75       $126       $181       $265
Lexington Natural Resources Trust                 $81       $144       $210       $325
Neuberger & Berman Growth Portfolio               $76       $130       $186       $277
Scudder International Portfolio Class A Shares    $77       $133       $192       $290



                                                                  EXAMPLE B
                                                 --------------------------------------------
                                                  If you do not withdraw your Account
                                                  Value, or if you annuitize at the end of
                                                  the periods shown, you would pay the
                                                  following expenses (no deferred sales
                                                  charge is reflected):*
                                                  1 year    3 years    5 years    10 years
                                                 --------- ---------- ---------- -----------
Aetna Variable Fund                               $21       $65        $111       $240
Aetna Income Shares                               $20       $62        $107       $232
Aetna Variable Encore Fund                        $19       $58        $101       $218
Aetna Investment Advisers Fund, Inc.              $21       $65        $112       $242
Aetna Ascent Variable Portfolio                   $23       $71        $121       $260
Aetna Crossroads Variable Portfolio               $23       $71        $121       $260
Aetna Legacy Variable Portfolio                   $23       $71        $121       $260
Aetna Variable Capital Appreciation Portfolio     $23       $71        $121       $260
Aetna Variable Growth Portfolio                   $23       $71        $121       $260
Aetna Variable Index Plus Portfolio               $20       $63        $108       $234
Aetna Variable Small Company Portfolio            $24       $75        $129       $275
Alger American Growth Portfolio                   $23       $72        $123       $264
Alger American Small Cap Portfolio                $24       $75        $128       $273
American Century VP Capital Appreciation          $25       $78        $134       $285
Calvert Responsibility Invested Balanced
 Portfolio                                        $24       $73        $126       $269
Fidelity VIP II Contrafund Portfolio              $23       $70        $120       $258
Fidelity VIP Equity-Income Portfolio              $21       $65        $112       $242
Fidelity VIP Growth Portfolio                     $22       $69        $118       $253
Fidelity VIP Overseas Portfolio                   $25       $76        $130       $278
Janus Aspen Aggressive Growth Portfolio           $23       $71        $122       $261
Janus Aspen Balanced Portfolio                    $25       $76        $131       $279
Janus Aspen Flexible Income Portfolio             $24       $73        $126       $269
Janus Aspen Growth Portfolio                      $22       $69        $118       $253
Janus Aspen Short-Term Bond Portfolio             $22       $68        $116       $250
Janus Aspen Worldwide Growth Portfolio            $23       $72        $124       $265
Lexington Natural Resources Trust                 $30       $91        $154       $325
Neuberger & Berman Growth Portfolio               $25       $76        $130       $277
Scudder International Portfolio Class A Shares    $26       $80        $136       $290

------------------

* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump-sum settlement is requested within three years after annuity payments start since the lump-sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)


--------------------------------------------------------------------


                                 FEE TABLE - 5

                        CONDENSED FINANCIAL INFORMATION
    (Selected data for accumulation units outstanding throughout each period)



--------------------------------------------------------------------
--------------------------------------------------------------------


The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon are included in the Statement of Additional Information.

                                       1996             1995             1994         1993
                                  ---------------- ---------------- --------------- ----------
AETNA VARIABLE FUND
Value at beginning of period          $   13.972       $   10.698      $   10.940     $10.378
Value at end of period                $   17.173       $   13.972      $   10.698     $10.940
Increase (decrease) in value of
accumulation unit(1)                       22.91%           30.61%          (2.21)%      5.41%
Number of accumulation units
outstanding at end of period          15,372,944       30,554,957      11,117,383     879,670
AETNA INCOME SHARES
Value at beginning of period          $   12.212       $   10.457      $   11.006     $10.160
Value at end of period                $   12.493       $   12.212      $   10.457     $11.006
Increase (decrease) in value of
accumulation unit(1)                        2.30%           16.78%          (4.99)%      8.33%
Number of accumulation units
outstanding at end of period           1,947,629        4,853,662       1,988,960     166,913
AETNA VARIABLE ENCORE FUND
Value at beginning of period          $   11.007       $   10.509      $   10.223     $10.031
Value at end of period                $   11.453       $   11.007      $   10.509     $10.223
Increase (decrease) in value of
accumulation unit(1)                        4.05%            4.73%           2.79%       1.91%
Number of accumulation units
outstanding at end of period           1,984,269        4,354,272       1,822,449      90,782
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period          $   13.803       $   10.971      $   11.164     $10.286
Value at end of period                $   15.698       $   13.803      $   10.971     $11.164
Increase (decrease) in value of
accumulation unit(1)                       13.73%           25.81%          (1.73)%      8.54%
Number of accumulation units
outstanding at end of period           3,885,730        6,430,772       3,541,703     318,711
AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period          $   10.652       $   10.000(7)
Value at end of period                $   12.999       $   10.652
Increase (decrease) in value of
accumulation unit(1)                       22.04%           6.52%
Number of accumulation units
outstanding at end of period              99,589           16,791
AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period          $   10.594       $   10.000(7)
Value at end of period                $   12.430       $   10.594
Increase (decrease) in value of
accumulation unit(1)                       17.32%           5.94%
Number of accumulation units
outstanding at end of period              74,128           16,953
AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period          $   10.443       $   10.000(7)
Value at end of period                $   11.776       $   10.443
Increase (decrease) in value of
accumulation unit(1)                       12.76%           4.43%
Number of accumulation units
outstanding at end of period              25,977            2,222
AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period          $   10.000(8)
Value at end of period                $   10.924
Increase (decrease) in value of
accumulation unit(1)                        9.24%
Number of accumulation units
outstanding at end of period              89,498



                                       1992           1991       1990          1989         1988         1987
                                  ---------------- ----------- ---------- --------------- ---------- -------------
AETNA VARIABLE FUND
Value at beginning of period          $   84.249     $  67.496   $66.174      $  51.900     $45.839    $  43.994
Value at end of period                $   10.378(2)  $  84.249   $67.496      $  66.174     $51.900    $  45.839
Increase (decrease) in value of
accumulation unit(1)                          (2)        24.82%    2.00%          27.50%      13.22%       4.19%
Number of accumulation units
outstanding at end of period               3,107       908,777   810,126        831,547     887,039    1,020,744
AETNA INCOME SHARES
Value at beginning of period          $   37.815     $  32.066   $29.752      $  26.291     $24.734    $  23.888
Value at end of period                $   10.160(3)  $  37.815   $32.066      $  29,752     $26.291    $  24.734
Increase (decrease) in value of
accumulation unit(1)                          (3)        17.93%    7.78%          13.16%      6.29%        3.54%
Number of accumulation units
outstanding at end of period               4,196       427,893   358,454        366,176     383,856      377,078
AETNA VARIABLE ENCORE FUND
Value at beginning of period          $   34.122     $  32.431   $30.285      $  28.029     $26.401    $  25.028
Value at end of period                $   10.031(4)  $  34.122   $32.431      $  30.285     $28.029    $  26.401
Increase (decrease) in value of
accumulation unit(1)                          (4)         5.21%     7.09%          8.05%       6.17%        5.49%
Number of accumulation units
outstanding at end of period               2,808       548,425   722,438        653,619     720,726      898,557
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period          $   12.717     $  10.882   $10.423        $10.000(5)
Value at end of period                $   10.286(6)  $  12.717   $10.882      $  10.423
Increase (decrease) in value of
accumulation unit(1)                          (6)        16.86%    4.40%          4.23%
Number of accumulation units
outstanding at end of period               6,537     1,324,822   984,798        639,219
AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period




--------------------------------------------------------------------


                                AUV HISTORY - 1

--------------------------------------------------------------------
--------------------------------------------------------------------


                                               1996           1995              1994
                                            ------------ ---------------- -----------------
ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period                   $  10.157     $   10.000(9)
Value at end of period                         $  11.370     $   10.157
Increase (decrease) in value of
accumulation unit(1)                               11.93%         1.57%
Number of accumulation units
outstanding at end of period                     190,593        275,494
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period                   $  13.714     $    9.622        $   10.307
Value at end of period                         $  14.109     $   13.714        $    9.622
Increase (decrease) in value of
accumulation unit(1)                                2.88%         42.52%            (6.64)%
Number of accumulation units
outstanding at end of period                     881,881      1,364,901           441,809
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period                   $  14.091     $   10.883        $   11.159
Value at end of period                         $  13.298     $   14.091        $   10.883
Increase (decrease) in value of
accumulation unit(1)                               (5.63)%       29.47%             (2.48)%
Number of accumulation units
outstanding at end of period                   1,337,306      2,735,782         1,123,366
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO**
Value at beginning of period                   $  13.480     $   10.518        $   11.010
Value at end of period                         $  14.992     $   13.480        $   10.518
Increase (decrease) in value of
accumulation unit(1)                               11.22%         28.17%            (4.47)%
Number of accumulation units
outstanding at end of period                       6,303         25,730               752
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                   $  10.468     $   10.000(7)
Value at end of period                         $  12.540     $   10.468
Increase (decrease) in value of
accumulation unit(1)                               19.79%         4.68%
Number of accumulation units
outstanding at end of period                     273,189        379,862
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                   $  11.054     $   10.000(7)
Value at end of period                         $  12.475     $   11.054
Increase (decrease) in value of
accumulation unit(1)                               12.86%         10.54%
Number of accumulation units
outstanding at end of period                     208,072        294,244
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                   $  10.066     $   10.000(7)
Value at end of period                         $  11.402     $   10.066
Increase (decrease) in value of
accumulation unit(1)                               13.27%         0.66%
Number of accumulation units
outstanding at end of period                     199,720        288,576
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                   $  10.052     $   10.000(7)
Value at end of period                         $  11.238     $   10.052
Increase (decrease) in value of
accumulation unit(1)                               11.80%         0.52%
Number of accumulation units
outstanding at end of period                      38,994         33,813
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                   $  12.992     $   10.319           $10.000(12)
Value at end of period                         $  13.850     $   12.992        $   10.319
Increase (decrease) in value of
accumulation unit(1)                                6.60%         25.91%            3.19%
Number of accumulation units
outstanding at end of period                     590,904        723,839           131,702
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                   $  10.835     $   10.000(7)
Value at end of period                         $  12.431     $   10.835
Increase (decrease) in value of
accumulation unit(1)                               14.73%         8.35%
Number of accumulation units
outstanding at end of period                      74,184          7,772



                                                  1993               1992
                                            ------------------ ------------------
ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period                     $    10.000(10)
Value at end of period                           $    10.307
Increase (decrease) in value of
accumulation unit(1)                                    3.07%
Number of accumulation units
outstanding at end of period                          31,855
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period                     $    10.232        $    10.000(14)
Value at end of period                           $    11.159        $    10.232
Increase (decrease) in value of
accumulation unit(1)                                    9.06%              2.32%
Number of accumulation units
outstanding at end of period                         261,107              4,284
CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO**
Value at beginning of period                     $    10.296        $    10.000(11)
Value at end of period                           $    11.010        $    10.296
Increase (decrease) in value of
accumulation unit(1)                                    6.93%              2.96%
Number of accumulation units
outstanding at end of period                           1,383                 82
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period



                                AUV HISTORY - 2

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--------------------------------------------------------------------


                                    1996          1995             1994               1993
                                  ---------- --------------- ------------------ ------------------
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period        $12.094      $   9.886        $    10.000(12)
Value at end of period              $13.040      $  12.094        $     9.886
Increase (decrease) in value of
accumulation unit(1)                   7.83%         22.33%             (1.14)%
Number of accumulation units
outstanding at end of period         96,128         84,048             15,893
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period        $10.870        $10.000(7)
Value at end of period              $12.716      $  10.870
Increase (decrease) in value of
accumulation unit(1)                  16.98%         8.70%
Number of accumulation units
outstanding at end of period        132,465         26,022
JANUS ASPEN SHORT-TERM BOND PORTFOLIO
Value at beginning of period        $10.325        $10.000(7)
Value at end of period              $10.602      $  10.325
Increase (decrease) in value of
accumulation unit(1)                   2.68%          3.25%
Number of accumulation units
outstanding at end of period         10,382          2,678
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period        $10.893        $10.000(7)
Value at end of period              $13.880      $  10.893
Increase (decrease) in value of
accumulation unit(1)                  27.43%         8.93%
Number of accumulation units
outstanding at end of period        520,275        227,582
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period        $10.479      $   9.079        $     9.716        $    10.000(13)
Value at end of period              $13.132      $  10.479        $     9.079        $     9.716
Increase (decrease) in value of
accumulation unit(1)                  25.31%         15.42%             (6.56)%            (2.84)%
Number of accumulation units
outstanding at end of period        115,869        162,462            141,076             27,908
NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period        $15.871      $  12.199        $    12.990        $    10.123
Value at end of period              $17.105      $  15.871        $    12.199        $    12.990
Increase (decrease) in value of
accumulation unit(1)                   7.78%         30.10%             (6.09)%           28.32%
Number of accumulation units
outstanding at end of period        320,078        526,542            228,370             71,556
SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES
Value at beginning of period        $14.674      $  13.372        $    13.654        $    10.051
Value at end of period              $16.633      $  14.674        $    13.372        $    13.654
Increase (decrease) in value of
accumulation unit(1)                  13.35%         9.74%              (2.07)%           35.85%
Number of accumulation units
outstanding at end of period        472,099        720,017            652,630            144,303



                                             1992
                                       ------------------
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
JANUS ASPEN SHORT-TERM BOND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period
Value at end of period
Increase (decrease) in value of
accumulation unit(1)
Number of accumulation units
outstanding at end of period
NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period           $    10.000(11)
Value at end of period                 $    10.123
Increase (decrease) in value of
accumulation unit(1)                          1.23%
Number of accumulation units
outstanding at end of period                 2,275
SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES
Value at beginning of period           $    10.000(11)
Value at end of period                 $    10.051
Increase (decrease) in value of
accumulation unit(1)                          0.51%
Number of accumulation units
outstanding at end of period                   324

------------------

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.54%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 3.78%.

(3) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.45%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.60%.

(4) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.07%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.31%.

(5) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

--------------------------------------------------------------------


                                AUV HISTORY - 3

 (6) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.15%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 2.86%.


 (7) The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.

 (8) The initial Accumulation Unit value was established at $10.000 during September 1996, when the Portfolio became available under the Contract.

 (9) The initial Accumulation Unit value was established at $10.000 during September 1995, when the Fund became available under the Contract.

(10) The initial Accumulation Unit value was established at $10.000 on September 17, 1993, the date on which the Portfolio became available under the Contract.

(11) The initial Accumulation Unit value was established at $10.000 on November 2, 1992, the date on which the Fund/Portfolio became available under the Contract.

(12) The initial Accumulation Unit value was established at $10.000 during October 1994, when the funds were first received in this option.

(13) The initial Accumulation Unit value was established at $10.000 on May 26, 1993, the date on which the Fund became available under the Contract.

(14) The initial Accumulation Unit value was established at $10.000 on August 21, 1992, the date on which the Fund became available under the Contract.

 * Formerly TCI Portfolios, Inc.--TCI Growth
** Formerly Calvert Socially Responsible Series




--------------------------------------------------------------------


                                AUV HISTORY - 4

                                  THE COMPANY

--------------------------------------------------------------------
--------------------------------------------------------------------

      Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company), an Arkansas life insurance company organized in 1954. The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.


      The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc.


                           VARIABLE ANNUITY ACCOUNT B

--------------------------------------------------------------------
--------------------------------------------------------------------

      The Company established Variable Annuity Account B (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "Subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                               INVESTMENT OPTIONS

--------------------------------------------------------------------
--------------------------------------------------------------------

THE FUNDS


      The Contract Holder (or you if allowed by the Contract Holder) may allocate Purchase Payments to one or more of the Subaccounts as designated on the enrollment form. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The total number of investment options that you may select during the Accumulation Period is limited to 18. Each Subaccount selected, the Fixed Account, Fixed Plus Account and each guaranteed term of the Guaranteed Accumulation Account counts as one option, even if you no longer have amounts allocated to that option.


      The Contract Holder may decide to offer only a select number of Funds under its Plan. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and to compliance with regulatory requirements. The availability of the Funds may also be subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts, or in all Plans.


      The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.


[bullet] Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high quality "money market" instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)


--------------------------------------------------------------------

[bullet] Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents, based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

[bullet] Aetna Generation Portfolios Inc.--Aetna Ascent Variable Portfolio seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Crossroads Variable Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Legacy Variable Portfolio seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Capital Appreciation
         Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio will use a value-oriented approach in an attempt to outperform the total return performance of publicly traded common stocks represented by the S & P 500 Composite Stock Price Index ("S & P 500"), a broad based stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation. The Portfolio uses the S & P 500 as a comparative benchmark because it represents approximately two- thirds of the total market value of all U.S. common stocks, and is well known to investors.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Growth Portfolio seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Index Plus Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the S & P 500.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Small Company Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Companies with smaller market capitalizations generally will have market capitalization at the time of purchase of $1 billion or less.(1)

[bullet] Alger American Fund--Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities of companies which have a market capitalization of $1 billion or greater.(2)

[bullet] Alger American Fund--Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of such securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") and the S & P SmallCap 600 Index ("S & P Index"), updated quarterly. At March 31, 1997, the range of market capitalization of the companies in the Russell Index was $10 million to $1.94 billion; the range of market capitalization of the companies in the S & P Index at that date was $32 million to $2.58 billion. The combined range was $10 million to $2.58 billion.(2)

[bullet] American Century VP Capital Appreciation (formerly TCI Growth) seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(3)

[bullet] Calvert Responsibly Invested Balanced Portfolio is a non-diversified portfolio that seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and


--------------------------------------------------------------------
         which satisfy the social criteria established for the Portfolio.(4)


[bullet] Fidelity Investments' Variable Insurance Products Fund II--Contrafund
         Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor.(5)

[bullet] Fidelity Investments' Variable Insurance Products Fund--Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(5)

[bullet] Fidelity Investments' Variable Insurance Products Fund--Growth
         Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(5)


[bullet] Fidelity Investments' Variable Insurance Products Fund--Overseas
         Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America). Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuation.(5)

[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a non-diversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of December 30, 1996 included companies with capitalizations between approximately $192 million and $6.5 billion, but which is expected to change on a regular basis.(6)

[bullet] Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective, under normal circumstances, by investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential.(6)

[bullet] Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds).(6)

[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(6)

[bullet] Janus Aspen Series--Short-Term Bond Portfolio seeks as high a level of current income as is consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in short- and intermediate-term fixed income securities.(6)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(6)

[bullet] Lexington Natural Resources Trust is a non-diversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(7)

[bullet] Neuberger & Berman Advisers Management Trust-- Growth Portfolio seeks capital growth without regard to income through investments in common stocks of companies believed to be undervalued and have above- average potential for capital appreciation. The Portfolio is heavily diversified among a number of stocks to limit risk.(8)

[bullet] Scudder Variable Life Investment Fund--International Portfolio Class A
         Shares seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.(9)

Investment Advisers for each of the Funds:
(1) Aetna Life Insurance and Annuity Company (adviser);

      Aeltus Investment Management, Inc. (sub-adviser)

(2) Fred Alger Management, Inc.

(3) American Century Investment Management, Inc.

(4) Calvert Asset Management Company, Inc.

(5) Fidelity Management & Research Company

(6) Janus Capital Corporation

(7) Lexington Management Corporation (adviser);


    Market Systems Research Advisors, Inc. (subadviser)


--------------------------------------------------------------------

(8) Neuberger & Berman Management Inc. (Investment Manager); Neuberger & Berman, LLC (Sub-Adviser)

(9) Scudder, Stevens & Clark, Inc.

      Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

      More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.


      Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

      Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTIONS

      Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract, as described below. The Contract Holder may elect not to offer all Credited Interest Options under its Plan.

[bullet] The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to received the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix I.)

[bullet] The Fixed Account is a part of the Company's general account. The Fixed
         Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)

[bullet] The Fixed Plus Account is also a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates in its discretion. Withdrawals and transfers from the Fixed Plus Account are limited. (See Appendix III.)

                                   PURCHASE

--------------------------------------------------------------------
--------------------------------------------------------------------

CONTRACT AVAILABILITY


      The Contracts are designed for (1) employer- sponsored deferred compensation plans sponsored by tax- exempt organizations for deferrals not subject to Section 457 of the Internal Revenue Code of 1986, as amended ("Code") or by taxable organizations for their employees and/or independent contractors ("Non-Section 457 Plans"); or (2) employer-sponsored deferred compensation plans sponsored by non-governmental tax- exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors ("Section 457 Plans"). The Contract is generally owned by the employer, and an Account is established for each Participant, as directed by the Contract Holder, to identify contract values during the Accumulation Period. A Participant's record under the Contract is known as his or her "Account."

      The Contract is available to Plans subject to Code Section 457 only if the Plan is not sponsored by a governmental employer. For such Section 457 Plans and for all Non-Section


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                                       4

457 Plans, all amounts of compensation deferred, all property and rights purchased with such amounts, and all income attributable to such amounts, property or rights remains solely the property and rights of the employer, and is subject to the claims of the employer's general creditors. The Contract will therefore be part of the employer's general assets, subject to the claims of its general creditors. Benefits available to you are governed exclusively by the provisions of the Plan and are backed only by the general assets of the employer. Some of the options and elections available under the Contract may not be available to you under the provisions of your Plan. Contact your employer for information regarding your Plan.


CONTRACT PURCHASE

      Eligible organizations may acquire a Contract by submitting an application to the Company. Once we approve the forms, a Contract is issued to the employer as the Contract Holder. You may participate in the Plan by submitting an enrollment form to the Company.


      The Company must accept or reject the application or enrollment form within two business days of receipt. If the application or enrollment form is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods, pending acceptance of the forms only with the consent of the Participant, or under limited circumstances, with the consent of the group Contract holder. If we agree to hold Purchase Payments for longer than the five business days based on the consent of the group Contract Holder, they will be deposited in the Aetna Variable Encore Fund Subaccount until the forms are completed.

PURCHASE PAYMENTS

      Generally, two types of Purchase Payments may be made under the Contract, and depending upon which type of payment is made, different Accounts may be established for each payment type. Continuing, periodic payments will be placed in "Installment Purchase Payment Accounts." Installment Purchase Payments must be at least $100 per month ($1,200 annually) per Participant. No payment may be less than $25. Lump-sum transfers of amounts accumulated under a pre-existing plan may be placed in "Single Purchase Payment Accounts" in accordance with the Company's procedures in effect at the time of purchase.



      The Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Participant's gross income for Section 457 Plan Participants. Such limit is generally the lesser of $7,500 as adjusted to reflect changes in the cost of living, or 33 1/3% of your includible compensation (25% of gross compensation).



      For Contracts sold to taxable organizations, this Contract may be aggregated with other annuity contracts purchased by the Contract Holder from us (and our affiliates) on or after October 21, 1988 for purposes of determining the taxable portion of payments from this Contract. (See "Tax Status.")



      Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Contract Holder (or you, if authorized by the Contract Holder) on the enrollment form. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected during the Accumulation Period. (See "Investment Options --The Funds.")


RIGHT TO CANCEL

      The Contract Holder may cancel participation under the Contract without penalty by returning it to the Company with a written notice of cancellation. In most states, Contract Holders have ten days to exercise this right; some states allow a longer free-look period. When we receive the request for cancellation, we will return the Account Value, unless the laws of the state in which the Contract was issued require that we return the initial Purchase Payment (if greater than the Account Value). In states that do not require a return of Purchase Payments, the purchaser bears the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the Valuation Date on which we receive the request for cancellation at our Home Office.

TRANSFER CREDITS

      The Company may provide a transfer credit on "transferred assets," subject to certain conditions and state approvals. Transferred assets are the value of contributions made on your behalf under this Plan or a prior plan before such amounts are applied to this Contract. The transfer credit equals a percentage of the transferred assets remaining in the Contract after a specified period of time. Once a transfer credit is applied to your Contract, all provisions of the Contract apply. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract.

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                                       5

                             CHARGES AND DEDUCTIONS

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DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

      Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

      If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expense relating to the Contracts and as a source of profit for the Company. The Company expects to make a profit from the mortality and expense risk charge.


      Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

      Effective April 4, 1997, the administrative expense charge during the Accumulation Period equals, on an annual basis, 0.25% of the daily net assets allocated to the Subaccounts for Contracts effective prior to October 31, 1996 where the number of Participants with assets in the Contract is less than 30 as of November 30, 1996 and the Contract Holder has chosen not to elect one of the Company's electronic standards for cash collection and application of participant contribution data. There is currently no administrative expense charge assessed during the Accumulation Period for any other Contracts.

      In addition, the administrative expense charge will not be imposed for Participants who enrolled in a group Contract or became covered under an individual Contract prior to November 5, 1984.


MAINTENANCE FEE

      During the Accumulation Period, the Company will deduct an annual maintenance fee from each Installment Purchase Payment Account on its anniversary date. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.


      The maximum maintenance fee that can be deducted under the Contract is $20. However, under group contracts, the maintenance fee may be reduced or eliminated depending upon certain criteria described below. The maintenance fee will be deducted on a pro rata basis from each Subaccount and Credited Interest Option in which the Account is invested. If the Account Value is withdrawn, the full maintenance fee will be deducted at the time of withdrawal.


      Reduction or Elimination of the Maintenance Fee. The annual maintenance fee may be reduced or eliminated under various conditions as agreed to by us and the Contract Holder in writing. Any reduction or elimination of the annual maintenance fee will reflect differences in administrative costs and services after taking into consideration factors such as the following:

[bullet] the size, characteristics, and nature of the group to which a Contract is issued;

[bullet] the level of our anticipated expenses in administering the Contract, such as billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.

      Any reduction or elimination of maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in annual maintenance fees according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

DEFERRED SALES CHARGE

      Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amount withdrawn from the Subaccounts, the Fixed Account or the Guaranteed Accumulation Account. No deferred sales charge is deducted

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                                       6
from amounts withdrawn from the Fixed Plus Account. For Installment Purchase Payment Accounts, the deferred sales charge is based on the number of completed Purchase Payment Periods. For Single Purchase Payment Accounts, it is based on the number of Account Years that have elapsed since the Account's effective date. The amount of the deferred sales charge is determined in accordance with the schedule set forth in the following tables:


                    INSTALLMENT PURCHASE PAYMENT ACCOUNTS:

  Purchase Payment              Deferred Sales
 Periods Completed             Charge Deduction
----------------------------- ------------------
 Less than 5                          5%
 5 or more but less than 7            4%
 7 or more but less than 9            3%
 9 or more but less than 10           2%
 More than 10                         0%

                       SINGLE PURCHASE PAYMENT ACCOUNTS:

 Account Years                 Deferred Sales
  Completed                   Charge Deduction
---------------------------- ------------------
 Less than 5                         5%
 5 or more but less than 6           4%
 6 or more but less than 7           3%
 7 or more but less than 8           2%
 8 or more but less than 9           1%
 9 or more                           0%

      If you transfer the total account value under another deferred compensation annuity contract issued by the Company to an Account under this Contract, the effective date of the new Account will be the same effective date as your former contract for purposes of calculating the applicable deferred sales charge under this Contract.

      A deferred sales charge will not be deducted from any portion of the Account Value which is:

[bullet] applied to provide Annuity benefits;

[bullet] withdrawn on or after the tenth anniversary of the effective date of the Account or Plan Account;

[bullet] paid due to the death of the Participant;

[bullet] withdrawn due to the election of an Additional Withdrawal Option (see
         "Additional Withdrawal Options");

[bullet] paid where the Account Value is $3,500 or less and no amount has been withdrawn or used to purchase Annuity benefits during the prior 12 months. If more than one Account is being fully withdrawn on behalf of a Participant, all Account Values will be added together to determine eligibility for the $3,500 exemption. This provision is not available under Plan Accounts (where Accounts are not maintained by the Company) or applicable to the withdrawal of all Accounts under one Contract established with the Company;

[bullet] withdrawn from an Installment Purchase Payment Account by a Participant who is at least age 59 1/2 and who has completed nine Purchase Payment Periods; or

[bullet] for Section 457 Plans only, withdrawn due to a hardship resulting from an unforeseeable emergency, as specified in the Code.

      The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Account. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract; the difference will be covered by the general assets of the Company which are attributable, in part, to the mortality and expense risk charge described above.

Reduction or Elimination of the Deferred Sales Charge. For a particular Plan, we may reduce, waive or eliminate the deferred sales charge. Any reduction, waiver or elimination of such charges will reflect differences or expected differences in the amounts of unrecovered distribution costs or services of the types that the charge is intended to defray. When considering whether to reduce or eliminate such charges or to grant such a waiver, we will take into account factors which may include the following:

[bullet] the number of participants under the Plan;

[bullet] the expected level of assets or cash flow under the Plan;

[bullet] the level of agent involvement in sales activities;

[bullet] the level of our sales-related expenses;

[bullet] the specific distribution provisions under the Plan;

[bullet] the Plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

[bullet] the level of employer involvement in determining eligibility for distributions under the Contract; and

[bullet] our assessment of financial risk to the Company relating to surrenders.

      Any reduction, waiver or elimination of deferred sales charges will not be unfairly discriminatory against any person.

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                                       7

      We may also negotiate provisions regarding the deferred sales charge with respect to Contracts issued to certain employer groups or associations which have negotiated on behalf of its employees. All variations in, or elimination of, provisions regarding the deferred sales charge resulting from such negotiations will be offered uniformly to all employees within the group. For specific information on fees applicable to your Account please call the number listed under the "Inquiries" section.

      We will make any reduction in deferred sales charge according to our own rules in effect at the time an Application for a Contract is approved. We reserve the right to change these rules from time to time.

FUND EXPENSES

      Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are illustrated in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES

      Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Account Values at any time, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets.

                               CONTRACT VALUATION

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ACCOUNT VALUE

      Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

ACCUMULATION UNITS


      The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge (if any).

      Initial Purchase Payments will be credited to your Account at the AUV computed on the next Valuation Date following our acceptance of the enrollment form, as described under "Purchase--Contract Purchase." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Account at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.


NET INVESTMENT FACTOR

      The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

(a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

(b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

(c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

(d) divided by the total value of the Subaccount's Accumulation and Annuity Units the preceding Valuation Date;


(e) minus a daily charge at the annual effective rate of 1.25% for mortality and expense risks and up to 0.25% as an administrative expense charge.


The net investment rate may be either positive or negative.

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                                       8

                                   TRANSFERS

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      At any time prior to the Annuity Date, the Contract Holder, or you (if permitted by the Contract Holder), can transfer amounts held under the Contract from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I, II and III.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract and your Plan, as applicable.


      The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. The transfer amount may not be less than $500. The total number of investment options in which you may invest during the Accumulation Period is limited. (See "Investment Options--The Funds.") Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are not available during the Annuity Period.


DOLLAR COST AVERAGING PROGRAM


      You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program, if available under your Plan. There is no additional charge for the Program. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels.
For additional information, please refer to the "Inquiries" section of the Prospectus Summary which describes how you can obtain further information.


                                  WITHDRAWALS

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      Subject to the limitations on withdrawals from the Fixed Plus Account, the
Contract Holder may withdraw all or a portion of the Account Value at any time during the Accumulation Period. To request a withdrawal, the Contract Holder, on your behalf, must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form. Under a 457 Plan, pay-out elections may not be changed once payments have commenced.


      Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of the Contract or an Account: The amount paid for a full withdrawal will be the Account Value(s) allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix I), and the Fixed Account, minus any applicable deferred sales charge and maintenance fee due, plus the amount available for withdrawal from the Fixed Plus Account (see Appendix III).

[bullet] Partial Withdrawals (Percentage): The amount paid will be the percentage of the Account Value(s) requested minus any applicable deferred sales charge; however, the amount available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

[bullet] Partial Withdrawal (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Account will equal the amount requested plus any applicable deferred sales charge. The amount available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

      For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or Credited Interest Option in which the Account is invested unless otherwise requested in writing. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.

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                                       9

                         ADDITIONAL WITHDRAWAL OPTIONS

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      The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Additional Withdrawal Options"). To exercise these options, the Account Value must meet the minimum dollar amounts and age criteria applicable to that option.


      The Additional Withdrawal Options currently available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from the Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.


[bullet] ECO--Estate Conservation Option. ECO is available to Section 457 Plan
         Participants only. It offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2 (or retirement, if later), and pays you that amount once a year. (See "Tax Status.")


      Other Additional Withdrawal Options may be added from time to time. Additional information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at its Home Office.


      If you select one of the Additional Withdrawal Options, the Account will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. The Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Additional Withdrawal Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

      Once elected, an Additional Withdrawal Option may be revoked by the Contract Holder at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked, it may not be elected again, nor may any other Additional Withdrawal Options be elected. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections. To determine whether the Additional Withdrawal Options are available under your Plan, and to assess the terms and conditions that may apply, you should check with your employer.


                   DEATH BENEFIT DURING ACCUMULATION PERIOD

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      The Contract provides that a death benefit is payable to the Contract
Beneficiary(ies) upon the death of the Participant before the Annuity Date. The Contract Holder may direct that we make such payment to the Plan Beneficiary. The amount of the death benefit will be equal to the Account Value. Death benefit proceeds may be paid to the beneficiary:

[bullet] in a lump sum;

[bullet] in accordance with any of the Annuity Options available under the Contract; or

[bullet] under any Additional Withdrawal Options available under the Contract
         (if the Plan Beneficiary is your spouse).

      The Contract Holder on behalf of a Plan Beneficiary may instead elect to leave the Account Value invested in the Contract. However, the Code limits how long the death benefit proceeds may be left in this option (see below).

      When paying the Contract Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Contract Beneficiary within seven days after we receive proof of death.

      The Code requires that distribution of death proceeds begin within a certain period of time. For Non-Section 457 Plans, if required by the Code, the entire value must be distributed within five years after the date of death unless an Annuity option is elected within one year.

      For Section 457 Plans, generally, either payments must begin by December 31 of the year following the year of your

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                                       10
death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Plan Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70 1/2. In no event may payments extend beyond the life expectancy of the Plan Beneficiary or any period certain greater than the Plan Beneficiary's life expectancy.

      If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                 ANNUITY PERIOD

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ANNUITY PERIOD ELECTIONS


      For Section 457 Plans, the Code requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 70 1/2 or retires, if later. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")


      At least 30 days prior to the Annuity Date, the Contract Holder must notify us in writing of the following:

[bullet] the date on which you would like to start receiving annuity payments;

[bullet] the Annuity Option under which you want your payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and


[bullet] the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. are the only Subaccounts available.

Annuity payments will not begin until an Annuity Option has been selected. Until a date and option are elected, the Account or Plan Account will continue in the Accumulation Period. Once annuity payments begin, the Annuity Option may not be changed, nor may transfers be made among the investment options(s) selected.


ANNUITY OPTIONS

      The Contract Holder may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

[bullet] Option 3--Life Income based Upon the Lives of Two Payees--An annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66 2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 4--Life Income based Upon the Lives of Two Payees--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

      If Option 1 or 3 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Options:

[bullet] Option 1--Payments for a Specified Period--payments will continue for a specified period of time, as provided for under your Contract.

      Under the nonlifetime option, the type of annuity (fixed or variable) and the number of years that may be selected are determined by the investment options used prior to annuitization. For amounts held in the Fixed Plus Account, the annuity must be paid on a fixed basis and payments may be made for 5-30 years. For amounts held in the Subaccounts, the Guaranteed Accumulation Account

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                                       11
or the Fixed Account, an annuity may be selected on a fixed or variable basis and payments may be made for 3-30 years. If this option is elected on a variable basis, the Contract Holder may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions Deferred Sales Charge.") The nonlifetime options is not available on a variable basis under a Contract which provides for immediate Annuity benefits.



      We may also offer additional Annuity Options under the Contract from time to time.


ANNUITY PAYMENTS

      Date Payouts Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

      Amount of Each Annuity Payment. The amount of each payment depends on the size of the Account Value, how you allocate it between fixed and variable payouts, and the annuity option chosen. No election may be made that would result in the first Annuity payment of less than $20, or total yearly Annuity payments of less than $100. If the Account or Plan Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

      If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3 1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3 1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

      We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE
ANNUITY PERIOD

      If an Annuitant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 3 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

      If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

      If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the Plan Beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

      For Non-Section 457 Plans, if required by the Code, and there is a death benefit payable under the Annuity Option elected, the remaining values must be distributed at least as rapidly as under the original method of distribution.

      For Section 457 Plans, if there is a death benefit payable under the Annuity Option elected, Annuity Payments must be distributed to your beneficiary at least as rapidly as under the original method of distribution and in substantially nonincreasing amounts.

      Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office.

      The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 4, such value will be reduced by any payments made after the date of death.

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                                       12

                                   TAX STATUS

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INTRODUCTION

      The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder, Participant or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

      The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Accounts investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

      The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

      With respect to contracts sold to taxable organizations, Section 817(h) of the Code requires that the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts with federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Fund's assets may be invested.

      In certain circumstances, owners of variable annuity contracts that are taxable organizations may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. One of the circumstances that has raised this issue is the number of funding options available under the Contract. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Contract Holder from being considered the owner of a pro rata share of the assets of the Separate Account.

CONTRACTS USED WITH CERTAIN RETIREMENT
PLANS

      In General: The Contract may be purchased and used in connection with:

(1) Employer-sponsored deferred compensation plans sponsored by tax-exempt organizations for deferrals not subject to Code Section 457 and by taxable organizations for their employees and/or independent contractors; and


(2) Employer-sponsored deferred compensation plans sponsored by non-governmental tax-exempt organizations for deferrals that are subject to Code Section 457 for their employees and/or independent contractors.


      The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

SECTION 457 PLANS

      Section 457 provides for certain deferred compensation plans. These plans may be offered with

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                                       13
respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. The Contract is made available to plans subject to Code Section 457 only if the plan is sponsored by a non-governmental tax exempt employer. Under such plans, all amounts of compensation deferred, all property and rights purchased with such amounts and all income attributable to such amounts, property, and rights remains solely the property and rights of the employer and is subject to the claims of the employer's general creditors. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and reportable to the IRS as taxable income. This includes payments for death benefits, periodic and nonperiodic distribution. Also, all amounts except death benefit proceeds are subject to federal income tax withholding as wages. If we make payments directly to a Participant on behalf of the employer as Contract Holder, we will withhold federal taxes (state taxes, if applicable).

      The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. For Section 457 Plan Participants, such limit is generally the lesser of $7,500, as adjusted to reflect changes in the cost of living, or 33 1/3% of your includible compensation (25% of gross compensation).

      Minimum Distribution Requirements: The Code has required distribution rules for Section 457 Plans. Distributions must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later.


      In general, annuity payments must be distributed over your life or the joint lives of you and your Plan Beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your Plan Beneficiary. Also, any distribution payable over a period of more than one year must be made in substantially non-increasing amounts.

      If you die after the required minimum distribution has commenced, distributions to your Plan Beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your Plan Beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

      If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. Alternatively, payments may be made over the life of the Plan Beneficiary or over a period not extending beyond the life expectancy of the Plan Beneficiary (not to exceed 15 years for a non-spousal beneficiary) provided the distribution begins by December 31 of the calendar year following the calendar year of your death, or December 31 of the calendar year in which you would have attained age 70 1/2.

      If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.


PLANS OF NON-SECTION 457 TAX-EXEMPT
ORGANIZATIONS AND TAXABLE ORGANIZATIONS

      Effective January 1, 1987, certain rules applicable to deferred compensation plans of state and local governments (Section 457 of the Code) were extended to deferred compensation plans sponsored by tax-exempt employers. While no limitation is imposed on deferrals under deferred compensation plans of taxable employers, each Participant in a plan subject to Section 457 has a maximum allowable annual deferral of $7,500, as adjusted to reflect changes in the cost of living, or 33 1/3% of the Participant's includible compensation
(25% of gross compensation). However, the Code does allow the following "grandfathering" provisions for those who were Participants in tax-exempt employer deferred compensation plans, as of August 16, 1986.


(1) Section 457 shall not apply to amounts deferred from taxable years beginning before January 1, 1987.


(2) Section 457 shall not apply to amounts deferred from taxable years beginning after December 31, 1986

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                                       14
    provided (a) a deferral agreement was in writing on August 16, 1986, and (b) as of August 16, 1986, the agreement provided for a deferral of a fixed amount or of an amount determined pursuant to a fixed formula, and (c) the agreement has not been modified as to amount or formula after August 16, 1986.


Only individuals may participate under a Section 457 Plan subject to the Section 457 rules. Therefore, corporations may not participate in tax-exempt employer deferred compensation plans unless they qualify under the "grandfathering" provisions.


Any reference in this prospectus to Section 457 Plans relates only to contributions subject to Section 457 of the Code and these references do not apply to "grandfathered" contributions.


In general, all amounts received under these Plans are taxable and, except for death benefit payments, are subject to federal income tax withholding as wages. This includes payments for periodic and nonperiodic distributions. Under Plans sponsored by taxable organizations, such payments made to a Participant are generally deductible by the Contract Holder as compensation paid to the Participant. If we make payments directly to a Participant or beneficiary on behalf of the employer as Contract Holder, we will report to the IRS the taxable income and we will withhold federal taxes (and state taxes, if applicable) for payments to Participants.


The owner of a Contract who is not a natural person must generally include in income any increase in the excess of the Account Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and prospective owners that are not natural persons may wish to discuss this with a competent tax advisor.


For contracts sold to taxable organizations, Section 72(e)(11) of the Code provides that annuity contracts issued by the same insurer (and its affiliates) to the same Contract Holder during a calendar year shall be treated as a single annuity contract. This means that any amount received under this contract, or any other contract subject to this provision, prior to the contract's Annuity starting date will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. For purposes of this section, immediate annuity contracts, and contracts used to fund qualified pension and profit-sharing plans under Section 401(a) of the Code, Annuity plans under Sections 403(a) or 403(b) of the Code, and individual retirement annuities and accounts under Section 408 of the Code are not aggregated.

                                 MISCELLANEOUS

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VOTING RIGHTS

      Each Contract Holder may direct us in the voting of shares at meetings of shareholders of the appropriate Fund(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date.


      The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period is equal to the portion of the current value of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.


      Each Contract Holder will receive a notice of each meeting of shareholders of that Fund, together with any proxy solicitation materials, and a statement of the number of votes attributable to the Contract. Votes attributable to Contract Holders who do not direct us will be cast by us in the same proportion as the votes for which we have received directions.

MODIFICATION OF THE CONTRACT

      The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to group Contracts that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Participants will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

DISTRIBUTION

      The Company will serve as Principal Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and

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                                       15

Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.



      Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. That percentage amount will range from 1% to 6% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and, under group contracts, asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain actual expenses. The name of the Distributor and the registered representative responsible for your Account are set forth on your enrollment form. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions--
Deferred Sales Charge.")


      Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the entity for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or entity would endorse the Company as a provider of the Contract. You will be notified if you are purchasing a Contract that is subject to these arrangements.

PERFORMANCE REPORTING


      From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year to date and three-year periods.

      The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

TRANSFER OF OWNERSHIP; ASSIGNMENT

      No assignment of a Contract will be binding on us unless made in writing and sent to us at our Home Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If the Company fails to follow its procedures, it would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Owner and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee of record.

DELAY OR SUSPENSION OF PAYMENTS

      The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary

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                                       16
weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


LEGAL MATTERS AND PROCEEDINGS


      The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.


                                CONTENTS OF THE

                      STATEMENT OF ADDITIONAL INFORMATION

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The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

         General Information and History

         Variable Annuity Account B

         Offering and Purchase of Contracts

         Performance Data

         General

         Average Annual Total Return Quotations

         Annuity Payments

         Sales Material and Advertising

         Independent Auditors

         Financial Statements of the Separate Account

         Financial Statements of the Company



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                                       17

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                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT

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The Guaranteed Accumulation Account ("GAA") is a credited interest option available during the Accumulation Period under the Contracts offered by this Prospectus. Amounts allocated to the Long-Term Classifications of GAA are held in a noninsulated, nonunitized separate account. Amounts allocated to the Short-Term Classifications of GAA are held in the Company's general account. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

     GAA is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. This option guarantees the minimum interest rate specified in the Contract.

     During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term Classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

     Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in you receiving an amount that is less than the amount paid into GAA.

     As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax liabilities.

     By notifying us at our Home Office at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

     Amounts applied to a Guaranteed Term during a deposit period may not be transferred to any other funding option or to another Guaranteed Term during that deposit period or for 90 days after the close of that deposit period. Transfers are permitted from Guaranteed Terms of one classification to available Guaranteed Terms of another classification. We will apply an MVA to GAA transfers made before the end of a Guaranteed Term. Transfers of GAA values due to a maturity are not subject to an MVA.

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                                       18

                                  APPENDIX II
                                 FIXED ACCOUNT

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The following summarizes material information concerning the Fixed Account.
Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

     The Fixed Account guarantees the minimum interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

     Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

     In addition, if allowed by state law, the Company may pay any Fixed Account withdrawal value in equal payments, with interest, over a period not to exceed 60 months, when:

(a) the Fixed Account withdrawal value for the Contract or for the total of the Accounts under the Contract exceeds $250,000 on the day prior to the withdrawal; and

(b) the sum of the current Fixed Account withdrawal and the total of all Fixed Account withdrawals from the Contract or any Account under the Contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day prior to the current withdrawal.

     Interest, as used above, will not be more than two percentage points below any rate determined prospectively by the Board of Directors for this class of Contract. In no event will the interest rate be less than the minimum stated in the Contract.

     Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

     The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

     If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. (See "Charges and Deductions--
Deferred Sales Charge.")

TRANSFERS AMONG INVESTMENT OPTIONS

     Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Transfers to the Fixed Plus Account (if available under the Contract) will be permitted without regard to this limitation.

     By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.

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                                       19

                                  APPENDIX III
                               FIXED PLUS ACCOUNT

The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this Prospectus regarding the Fixed Plus Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

FIXED PLUS ACCOUNT

     The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum Fixed Plus interest rate specified in the Contract. We may credit a higher interest rate from time to time. Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.


     The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

     Beginning on the tenth Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then-declared interest rate for the Fixed Plus Accounts for Accounts that have not reached their tenth anniversary.

     We reserve the right to limit Net Purchase Payment(s) and/or transfers to the Fixed Plus Account.

FIXED PLUS ACCOUNT WITHDRAWALS

     The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day we receive a written request in our Home Office, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Additional Withdrawal Option.


     The 20% limit is waived if the partial withdrawal is due to annuitization under a fixed lifetime or nonlifetime Annuity Option or a variable lifetime Annuity Option, or due to death. The waiver upon death will only be exercised once and must occur within six months after the Participant's date of death. For this waiver to apply, any such partial withdrawal must also be made pro rata from all funding options used under the Account.


     If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

1. One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months;

2. One-fourth of the remaining Fixed Plus Account value twelve months later;

3. One-third of the remaining Fixed Plus Account value twelve months later;

4. One-half of the remaining Fixed Plus Account value twelve months later; and

5. The balance of the Fixed Plus Account value twelve months later.

     Once we receive a request for a full withdrawal from an Account, no further withdrawals or transfers will be permitted from the Fixed Plus Account.

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                                       20

     A full withdrawal from the Fixed Plus Account may be cancelled at any time before the end of the five-payment period.

     We will waive the Fixed Plus Account full withdrawal provision, if the withdrawal is made:

(a) due to your death, before Annuity payments begin, within 6 months of the date of death;


(b) due to the election of a fixed lifetime or nonlifetime Annuity Option or a variable lifetime Annuity option;


(c) when the Fixed Plus Account value is $3,500 or less (and no withdrawals, transfers or annuitizations have been made from the Account within the prior 12 months).

TRANSFERS AMONG INVESTMENT OPTIONS

     The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request in our Home Office, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of an Additional Withdrawal Option. We will waive the 20% transfer limit when the value in the Fixed Plus Account is $1,000 or less.


     By notifying us at our Home Office at least 30 days before Annuity payments begin, the Contract Holder may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period, to provide lifetime variable Annuity payments.

SWO

     The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12-month period.

--------------------------------------------------------------------

                         For Master Applications Only


I hereby acknowledge receipt of an Account B Group Deferred Variable Annuity prospectus dated May 1, 1997 for Employer-Sponsored Deferred Compensation Plans, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

---  Please send an Account B Statement of Additional Information (Form No.
                          SAI.75996-97) dated May 1, 1997.



--------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------
                                     DATE


PROS.75996-97









--------------------------------------------------------------------

                           VARIABLE ANNUITY ACCOUNT B

                      GROUP VARIABLE ANNUITY CONTRACTS FOR

                 EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

                MAY 1, 1997 SUPPLEMENT TO MAY 1, 1997 PROSPECTUS

                     PRODUCERS' DEFERRED COMPENSATION PLAN

                       PRODUCERS' INCENTIVE SAVINGS PLAN

This supplement relates to the Producers' Deferred Compensation Plan and the Producers' Incentive Savings Plan (the "Plans") for career agents and certain brokers of Aetna Life Insurance Company and Aetna Life Insurance and Annuity Company. The Plans have met the criteria allowing for the reduction or elimination of certain charges under the Contract. Therefore, no maintenance fee or deferred sales charge will be deducted under the Contract. (See "Maintenance Fee--Reduction or Elimination of Maintenance Fee" and "Deferred Sales Charge--Reduction or Elimination of Deferred Sales Charge.")


Form No. XP.75996-97-1

                           VARIABLE ANNUITY ACCOUNT B

                      GROUP VARIABLE ANNUITY CONTRACTS FOR

                 EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

                MAY 1, 1997 SUPPLEMENT TO MAY 1, 1997 PROSPECTUS

The following is a negotiated provision regarding the deferred sales charge applicable to the participants of the American Chamber of Commerce Executives Deferred Compensation Plan. (See "Deferred Sales Charge--Reduction or Elimination of Deferred Sales Charge.")


  In addition to the applicable reasons listed in this Prospectus, a deferred sales charge is not deducted for any Account Value which is withdrawn due to the Participant's separation from service.


Form No. XP.75996-97-2

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

              Statement of Additional Information dated May 1, 1997

 Group and Individual Variable Annuity Contracts Available under Section 457

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 1997.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                      Page
                                                                      ----
General Information and History.....................................    2
Variable Annuity Account B..........................................    2
Offering and Purchase of Contracts..................................    3
Performance Data....................................................    3
      General.......................................................    3
      Average Annual Total Return Quotations........................    4
Annuity Payments....................................................    7
Sales Material and Advertising......................................    8
Independent Auditors................................................    8
Financial Statements of the Separate Account........................  S-1
Financial Statements of Aetna Life Insurance and Annuity Company....  F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had $30.1 billion invested through its products, including $15.0 billion in its separate accounts (of which the Company oversees the management of $10.5 billion) and $1.1 billion in its mutual funds offered outside of its separate accounts. As of December 31, 1995, it ranked among the top 2% of all U.S. life insurance companies based on assets. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions in the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans.

The Funds currently available under the Contract are as follows:

       Aetna Variable Fund                                      Calvert Responsibly Invested Balanced Portfolio
       Aetna Income Shares                                      Fidelity VIP II Contrafund Portfolio
       Aetna Variable Encore Fund                               Fidelity VIP Equity-Income Portfolio
       Aetna Investment Advisers Fund, Inc.                     Fidelity VIP Growth Portfolio
       Aetna Ascent Variable Portfolio                          Fidelity VIP Overseas Portfolio
       Aetna Crossroads Variable Portfolio                      Janus Aspen Aggressive Growth Portfolio
       Aetna Legacy Variable Portfolio                          Janus Aspen Balanced Portfolio
       Aetna Variable Capital Appreciation Portfolio            Janus Aspen Flexible Income Portfolio
       Aetna Variable Growth Portfolio                          Janus Aspen Growth Portfolio
       Aetna Variable Index Plus Portfolio                      Janus Aspen Short-Term Bond Portfolio
       Aetna Variable Small Company Portfolio                   Janus Aspen Worldwide Growth Portfolio
       Alger American Growth Portfolio                          Lexington Natural Resources Trust
       Alger American Small Cap Portfolio                       Neuberger & Berman Growth Portfolio
       American Century VP Capital Appreciation                 Scudder International Portfolio Class A Shares
         (formerly TCI Growth)

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since inception and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges if applicable during the period shown, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance was based on the performance of the underlying Fund plus any cash held by the Subaccount.


The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

Each set of tables shown below represents the variations in contract payment type and in the maintenance fees assessed under different plans. Table A reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccounts under Single Payment Accounts issued by the Company. Table B reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccounts under Installment Payment Accounts with a $20 annual maintenance fee. The Company may also advertise returns based on a $15 annual maintenance fee. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

                                                          TABLE A
                                         -------------------------------------------------------------------------------------------
         SINGLE PAYMENT ACCOUNT                                                                                            FUND
          ($0 MAINTENANCE FEE)                      STANDARDIZED                         NON-STANDARDIZED                INCEPTION
                                                                                                                           DATE
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year     3 Years    5 Years   10 Years
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                       16.76%     10.86%      12.81%      22.91%     16.22%     11.76%    12.81%    05/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                       (2.82%)     4.59%       7.48%       2.30%      4.28%      5.44%     7.48%    05/15/73
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                (1.15%)     2.33%       4.77%       4.05%      3.84%      3.16%     4.77%    08/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.       8.05%      9.00%       9.48%*     13.73%     12.00%      9.89%     9.91%*   04/03/89
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Ascent Variable Portfolio           15.94%     17.53%*      n/a        22.04%     21.64%*    n/a        n/a      07/05/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Crossroads Variable Portfolio       11.46%     13.67%*      n/a        17.32%     17.64%*    n/a        n/a      07/05/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Legacy Variable Portfolio            7.13%      9.99%*      n/a        12.77%     13.84%*    n/a        n/a      07/05/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio        3.78%*     n/a         n/a         9.24%*     n/a       n/a        n/a      09/16/96
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio            6.34%     14.26%      16.76%*     11.93%     14.74%     15.19%    17.21%*   01/09/89
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio        (2.26%)     8.75%      18.30%*      2.88%     11.46%      9.64%    18.74%*   09/21/88
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                           (10.24%)     4.00%       9.20%*     (5.52%)     6.09%      4.86%     9.44%*   11/20/87
------------------------------------------------------------------------------------------------------------------------------------
 Calvert Responsibly Invested Balanced
   Portfolio                                5.66%      8.19%       9.74%      11.22%     10.86%      9.08%     9.74%    09/02/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund Portfolio      13.72%    25.41%*       n/a        19.71%    28.68%*     n/a        n/a      01/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio       7.21%     15.58%      12.33%      12.86%     16.78%     16.52%    12.33%    10/09/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio              7.61%     12.82%      13.73%      13.27%     14.36%     13.74%    13.73%    10/09/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas Portfolio            6.15%      6.92%       6.38%*     11.74%      6.76%      7.80%     6.59%*   02/13/87
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth              1.27%     17.94%*      n/a         6.60%     15.53%     19.78%*    n/a      09/13/93
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio             9.00%     11.43%*      n/a        14.73%     12.09%     13.18%*    n/a      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Flexible Income Portfolio      2.44%      6.49%*      n/a         7.83%      8.89%      8.16%*    n/a      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio              11.13%     12.97%*      n/a        16.98%     15.14%     14.74%*    n/a      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio     (2.45%)     1.52%*      n/a         2.68%      3.45%      3.11%*    n/a      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio    21.06%     19.75%*      n/a        27.43%     17.14%     21.63%*    n/a      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust         19.04%      7.70%       7.80%*     25.31%     10.56%      8.58%     8.65%*   10/14/91
------------------------------------------------------------------------------------------------------------------------------------
 Neuberger & Berman Growth Portfolio        2.39%      7.58%      10.06%       7.78%      9.58%      8.47%    10.06%    09/10/84
------------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio
   Class A Shares                           7.68%      8.79%       8.35%*     13.35%      6.80%      9.68%     8.57%*   05/01/87
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                                          TABLE B
                                         -------------------------------------------------------------------------------------------
      INSTALLMENT PAYMENT ACCOUNT                                                                                           Fund
      ($20 ANNUAL MAINTENANCE FEE)                 STANDARDIZED                          NON-STANDARDIZED                Inception
                                                                                                                            Date
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                       16.75%     10.61%      12.80%      22.90%      16.21%     11.75%     12.80%   05/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                       (2.83%)     4.36%       7.47%       2.29%       4.27%      5.43%      7.47%   05/15/73
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                (1.16%)     2.10%       4.76%       4.04%       3.83%      3.15%      4.76%   08/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.       8.04%      8.76%       9.18%*     13.72%      11.99%      9.88%      9.90%*  04/03/89
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Ascent Variable Portfolio           15.93%     17.52%*      n/a        22.03%      21.63%*     n/a        n/a     07/05/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Crossroads Variable Portfolio       11.45%     13.66%*      n/a        17.31%      17.63%*     n/a        n/a     07/05/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Legacy Variable Portfolio            7.12%      9.98%*      n/a        12.76%      13.83%*     n/a        n/a     07/05/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio        3.77%*     n/a          na         9.23%*      n/a        n/a        n/a     09/16/96
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio            6.33%     14.01%      16.45%*     11.92%      14.73%     15.18%     17.20%*  01/09/89
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio        (2.27%)     8.51%      17.99%*      2.87%      11.45%      9.63%     18.73%*  09/21/88
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                           (10.25%)     3.78%       8.82%*     (5.53%)      6.08%      4.85%      9.43%*  11/20/87
------------------------------------------------------------------------------------------------------------------------------------
 Calvert Responsibly Invested Balanced
   Portfolio                                5.65%      7.96%       9.73%      11.21%      10.85%      9.07%      9.73%   09/02/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund Portfolio      13.71%    25.40%*       n/a        19.70%      28.67%*     n/a        n/a     01/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio       7.20%     15.32%      12.32%      12.85%      16.77%     16.51%     12.32%   10/09/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio              7.60%     12.57%      13.72%      13.26%      14.35%     13.73%     13.72%   10/09/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas Portfolio            6.14%      6.69%       6.03%*     11.73%       6.75%      7.79%      6.58%*  02/13/87
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth              1.26%     17.93%*      n/a         6.59%      15.52%     19.77%*     n/a     09/13/93
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio             8.99%     11.42%*      n/a        14.72%      12.08%     13.17%*     n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Flexible Income Portfolio      2.43%      6.48%*      n/a         7.82%       8.88%      8.15%*     n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio              11.12%     12.96%*      n/a        16.97%      15.13%     14.73%*     n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio     (2.46%)     1.51%*      n/a         2.67%       3.44%      3.10%*     n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio    21.05%     19.74%*      n/a        27.42%      17.13%     21.62%*     n/a     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust         19.03%      7.46%       7.57%*     25.30%      10.55%      8.57%      8.64%*  10/14/91
------------------------------------------------------------------------------------------------------------------------------------
 Neuberger & Berman Growth Portfolio        2.38%      7.35%      10.05%       7.77%       9.57%      8.46%     10.05%   09/10/84
------------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio
   Class A Shares                           7.67%      8.55%       7.99%*     13.34%       6.79%      9.67%      8.56%*  05/01/87
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
--------
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT B


                                      Index


Statement of Assets and Liabilities........................................ S-2
Statements of Operations and Changes in Net Assets......................... S-6
Notes to Financial Statements.............................................. S-7
Independent Auditors' Report............................................... S-15

Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1996:

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 22,674,496 shares (cost $674,480,933) ..............................................           $  734,460,247
  Aetna Income Shares; 5,554,723 shares (cost $69,738,402) ................................................               70,118,035
  Aetna Variable Encore Fund; 8,093,492 shares (cost $107,322,605) ........................................              106,781,998
  Aetna Investment Advisers Fund, Inc; 8,423,410 shares (cost $112,230,262) ...............................              127,344,696
  Aetna GET Fund, Series B; 1,148,634 shares (cost $11,845,728) ...........................................               16,333,339
  Aetna GET Fund, Series C; 907,283 shares (cost $9,136,442) ..............................................                9,281,276
  Aetna Ascent Variable Portfolio; 446,824 shares (cost $5,362,215) .......................................                5,638,668
  Aetna Crossroads Variable Portfolio; 442,088 shares (cost $5,144,208) ...................................                5,295,700
  Aetna Legacy Variable Portfolio; 549,727 shares (cost $6,140,411) .......................................                6,186,987
  Aetna Variable Index Plus Portfolio; 182,043 shares (cost $1,989,418) ...................................                1,985,372
  Alger American Funds:
    Balanced Portfolio; 408,798 shares (cost $4,238,672) ..................................................                3,777,291
    Growth Portfolio; 1,268,424 shares (cost $41,195,068) .................................................               43,545,003
    Income and Growth Portfolio; 768,597 shares (cost $7,300,499) .........................................                6,471,587
    Leveraged AllCap Portfolio; 589,862 shares (cost $11,198,918) .........................................               11,419,728
    MidCap Portfolio; 929,402 shares (cost $19,160,303) ...................................................               19,842,727
    Small Capitalization Portfolio; 1,436,114 shares (cost $59,246,689) ...................................               58,751,429
  Calvert Responsibly Invested Balanced Portfolio; 336,323 shares (cost $597,518) .........................                  596,637
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 3,446,529 shares (cost $66,707,023) ..........................................               72,480,497
    Growth Portfolio; 1,860,260 shares (cost $54,670,184) .................................................               57,928,484
    High Income Portfolio; 1,174,877 shares (cost $13,895,035) ............................................               14,709,464
    Overseas Portfolio; 515,036 shares (cost $8,959,583) ..................................................                9,703,271
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 350,352 shares (cost $5,447,282) .............................................                5,931,464
    Contrafund Portfolio; 3,414,168 shares (cost $50,327,864) .............................................               56,538,618
    Index 500 Portfolio; 307,196 shares (cost $25,139,330) ................................................               27,380,370
    Investment Grade Bond Portfolio; 389,026 shares (cost $4,585,849) .....................................                4,761,677
  Insurance Management Series:
    American Leaders Fund II; 4,005,705 shares (cost $52,316,587) .........................................               61,127,055
    Growth Strategies Fund II; 561,108 shares (cost $6,448,785) ...........................................                7,182,178
    High Income Bond Fund II; 2,651,478 shares (cost $26,128,555) .........................................               27,151,137
    International Equity Fund II; 531,863 shares (cost $5,627,988) ........................................                5,935,590
    Prime Money Fund II; 7,744,318 shares (cost $7,744,318) ...............................................                7,744,318
    US Government Securities Fund II; 758,792 shares (cost $7,582,811) ....................................                7,656,209
    Utility Fund II; 1,420,364 shares (cost $15,043,602) ..................................................               16,774,494
 Janus Aspen Series:
    Aggressive Growth Portfolio; 1,729,280 shares (cost $31,007,236) ......................................               31,542,060
    Balanced Portfolio; 797,173 shares (cost $11,400,361) .................................................               11,774,244
    Flexible Income Portfolio; 457,937 shares (cost $5,073,822) ...........................................                5,147,217
    Growth Portfolio; 1,346,496 shares (cost $19,790,729) .................................................               20,884,154
    Short-Term Bond Portfolio; 192,639 shares (cost $1,947,988) ...........................................                1,920,611
    Worldwide Growth Portfolio; 3,419,377 shares (cost $61,321,568) .......................................               66,472,691
  Lexington Emerging Markets Fund; 249,599 shares (cost $2,582,550) .......................................                2,515,960
  Lexington Natural Resources Trust Fund; 332,525 shares (cost $4,213,645) ................................                4,751,784
 MFS Funds:
    Emerging Growth Series; 679,608 shares (cost $9,083,804) ..............................................                8,998,008
    Research Series; 516,109 shares (cost $6,571,748) .....................................................                6,776,512
    Total Return Series; 307,540 shares (cost $4,144,359) .................................................                4,216,370
    Value Series; 19,591 shares (cost $207,906) ...........................................................                  208,841
    Worldwide Government Series; 38,555 shares (cost $398,609) ............................................                  407,913
  Neuberger & Berman Advisers Management Trust -
    Growth Portfolio; 319,727 shares (cost $8,249,239) ....................................................                8,242,574
  Scudder Variable Life Investment Fund -
    International Portfolio; 909,444 shares (cost $10,539,678) ............................................               12,050,127

Variable Annuity Account B

  TCI Portfolios, Inc:
    Balanced Fund; 396,732 shares (cost $2,846,031) .......................................................           $    2,991,356
    Growth Fund; 4,332,926 shares (cost $45,957,552) ......................................................               44,369,162
    International Fund; 789,697 shares (cost $4,330,759) ..................................................                4,706,594
                                                                                                                      --------------
NET ASSETS  (cost $1,726,620,671) .........................................................................           $1,848,811,724
                                                                                                                      ==============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)
 Aetna Variable Fund:
   Annuity contracts in accumulation ......................................................................           $  644,728,031
   Annuity contracts in payment period ....................................................................               89,732,216
 Aetna Income Shares:
   Annuity contracts in accumulation ......................................................................               66,534,546
   Annuity contracts in payment period ....................................................................                3,583,489
 Aetna Variable Encore Fund:
   Annuity contracts in accumulation ......................................................................              106,781,998
 Aetna Investment Advisers Fund, Inc:
   Annuity contracts in accumulation ......................................................................              119,402,212
   Annuity contracts in payment period ....................................................................                7,942,484
 Aetna GET Fund, Series B:
   Annuity contracts in accumulation ......................................................................               16,333,339
 Aetna GET Fund, Series C:
   Annuity contracts in accumulation ......................................................................                9,281,276
 Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                5,638,668
 Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                5,295,700
 Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation ......................................................................                6,186,987
 Aetna Variable Index Plus Portfolio:
   Annuity contracts in accumulation ......................................................................                1,985,372
 Alger American Funds:
   Balanced Portfolio:
   Annuity contracts in accumulation ......................................................................                3,777,291
   Growth Portfolio:
   Annuity contracts in accumulation ......................................................................               43,545,003
   Income and Growth Portfolio:
   Annuity contracts in accumulation ......................................................................                6,471,587
   Leveraged AllCap Portfolio:
   Annuity contracts in accumulation ......................................................................               11,419,728
   MidCap Portfolio:
   Annuity contracts in accumulation ......................................................................               19,842,727
   Small Capitalization Portfolio:
   Annuity contracts in accumulation ......................................................................               58,751,429
 Calvert Responsibly Invested Balanced Portfolio:
   Annuity contracts in accumulation ......................................................................                  596,637
 Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:
   Annuity contracts in accumulation ......................................................................               72,480,497
   Growth Portfolio:
   Annuity contracts in accumulation ......................................................................               57,928,484
   High Income Portfolio:
   Annuity contracts in accumulation ......................................................................               14,709,464
   Overseas Portfolio:
   Annuity contracts in accumulation ......................................................................                9,703,271
 Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:
   Annuity contracts in accumulation ......................................................................                5,931,464

Variable Annuity Account B

  Contrafund Portfolio:
  Annuity contracts in accumulation .......................................................................           $   56,538,618
  Index 500 Portfolio:
  Annuity contracts in accumulation .......................................................................               27,380,370
  Investment Grade Bond Portfolio:
  Annuity contracts in accumulation .......................................................................                4,761,677
Insurance Management Series:
  American Leaders Fund II:
  Annuity contracts in accumulation .......................................................................               61,127,055
  Growth Strategies Fund II:
  Annuity contracts in accumulation .......................................................................                7,182,178
  High Income Bond Fund II:
  Annuity contracts in accumulation .......................................................................               27,151,137
  International Equity Fund II:
  Annuity contracts in accumulation .......................................................................                5,935,590
  Prime Money Fund II:
  Annuity contracts in accumulation .......................................................................                7,744,318
  US Government Securities Fund II:
  Annuity contracts in accumulation .......................................................................                7,656,209
  Utility Fund II:
  Annuity contracts in accumulation .......................................................................               16,774,494
Janus Aspen Series:
  Aggressive Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               31,542,060
  Balanced Portfolio:
  Annuity contracts in accumulation .......................................................................               11,774,244
  Flexible Income Portfolio:
  Annuity contracts in accumulation .......................................................................                5,147,217
  Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               20,884,154
  Short-Term Bond Portfolio:
  Annuity contracts in accumulation .......................................................................                1,920,611
  Worldwide Growth Portfolio:
  Annuity contracts in accumulation .......................................................................               66,472,691
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation .......................................................................                2,515,960
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation .......................................................................                4,751,784
MFS Funds:
  Emerging Growth Series:
  Annuity contracts in accumulation .......................................................................                8,998,008
  Research Series:
  Annuity contracts in accumulation .......................................................................                6,776,512
  Total Return Series:
  Annuity contracts in accumulation .......................................................................                4,216,370
  Value Series:
  Annuity contracts in accumulation .......................................................................                  208,841
  Worldwide Government Series:
  Annuity contracts in accumulation .......................................................................                  407,913
Neuberger & Berman Advisers Management  Trust - Growth Portfolio:
  Annuity contracts in accumulation .......................................................................                8,242,574
Scudder Variable Life Investment Fund - International Portfolio:
  Annuity contracts in accumulation .......................................................................               12,050,127
TCI Portfolios, Inc:
  Balanced Fund:
  Annuity contracts in accumulation .......................................................................                2,991,356

Variable Annuity Account B

Growth Fund:
Annuity contracts in accumulation .........................................................................           $   44,369,162
International Fund:
Annuity contracts in accumulation .........................................................................                4,706,594
                                                                                                                      --------------
                                                                                                                      $1,848,811,724
                                                                                                                      ==============





















See Notes to Financial Statements

Variable Annuity Account B

Statements of Operations and Changes in Net Assets

                                                                                                    Year Ended December 31,
                                                                                                 1996                    1995
                                                                                                 ----                    ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends .....................................................................         $   120,367,178          $   112,097,675
Expenses: (Notes 2 and 5)
   Valuation Period Deductions ...................................................             (17,483,870)             (11,786,592)
                                                                                           ---------------          ---------------
Net investment income ............................................................             102,883,308              100,311,083
                                                                                           ---------------          ---------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ............................................................             365,025,974              495,934,611
  Cost of investments sold .......................................................             347,598,566              463,921,121
                                                                                           ---------------          ---------------
    Net realized gain ............................................................              17,427,408               32,013,490
Net unrealized gain (loss) on investments: (Note 5)
  Beginning of year ..............................................................              28,746,944              (44,356,052)
  End of year ....................................................................             122,191,053               28,746,944
                                                                                           ---------------          ---------------
    Net change in unrealized gain ................................................              93,444,109               73,102,996
                                                                                           ---------------          ---------------
Net realized and unrealized gain on investments ..................................             110,871,517              105,116,486
                                                                                           ---------------          ---------------
Net increase in net assets resulting from operations .............................             213,754,825              205,427,569
                                                                                           ---------------          ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ......................................             538,586,667              178,474,387
Sales and administrative charges deducted by the Company .........................                 (17,370)                 (34,250)
                                                                                           ---------------          ---------------
    Net variable annuity contract purchase payments ..............................             538,569,297              178,440,137
Transfers from the Company for mortality guarantee adjustments ...................                 690,779                1,565,140
Transfers from the Company's fixed account options ...............................              50,549,121                4,144,061
Redemptions by contract holders ..................................................             (73,738,526)             (46,390,791)
Annuity Payments .................................................................             (12,108,943)              (9,198,421)
Other ............................................................................                 159,467                1,143,373
                                                                                           ---------------          ---------------
    Net increase in net assets from unit transactions (Note 5) ...................             504,121,195              129,703,499
                                                                                           ---------------          ---------------
Change in net assets .............................................................             717,876,020              335,131,068
NET ASSETS:
Beginning of year ................................................................           1,130,935,704              795,804,636
                                                                                           ---------------          ---------------
End of year ......................................................................         $ 1,848,811,724          $ 1,130,935,704
                                                                                           ===============          ===============





See Notes to Financial Statements

Variable Annuity Account B


Notes to Financial Statements - December 31, 1996


1.   Summary of Significant Accounting Policies

     Variable Annuity Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a.  Valuation of Investments
     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:


       Aetna Variable Fund                                           Insurance Management Series:
       Aetna Income Shares                                           [bullet]American Leaders Fund II
       Aetna Variable Encore Fund                                    [bullet]Growth Strategies Fund II
       Aetna Investment Advisers Fund, Inc.                          [bullet]High Income Bond Fund II
       Aetna GET Fund, Series B                                      [bullet]International Equity Fund II
       Aetna GET Fund, Series C                                      [bullet]Prime Money Fund II
       Aetna Ascent Variable Portfolio                               [bullet]U.S. Government Securities Fund II
       Aetna Crossroads Variable Portfolio                           [bullet]Utility Fund II
       Aetna Legacy Variable Portfolio                               Janus Aspen Series:
       Aetna Variable Index Plus Portfolio                           [bullet]Aggressive Growth Portfolio
       Alger American Funds:                                         [bullet]Balanced Portfolio
       [bullet]Balanced Portfolio                                    [bullet]Flexible Income Portfolio
       [bullet]Growth Portfolio                                      [bullet]Growth Portfolio
       [bullet]Income and Growth Portfolio                           [bullet]Short-Term Bond Portfolio
       [bullet]Leveraged AllCap Portfolio                            [bullet]Worldwide Growth Portfolio
       [bullet]MidCap Portfolio                                      Lexington Fund Emerging Markets Fund
       [bullet]Small Capitalization Portfolio                        Lexington Natural Resources Trust Fund
       Calvert Responsibly Invested Balanced Portfolio               MFS Funds:
       Fidelity Investments Variable Insurance Products Fund:        [bullet]Emerging Growth Series
       [bullet]Equity-Income Portfolio                               [bullet]Research Series
       [bullet]Growth Portfolio                                      [bullet]Total Return Series
       [bullet]High Income Portfolio                                 [bullet]Value Series
       [bullet]Overseas Portfolio                                    [bullet]World Government Series
       Fidelity Investments Variable Insurance Products Fund II:     Neuberger & Berman Advisers Management Trust -
       [bullet]Asset Manager Portfolio                               [bullet]Growth Portfolio
       [bullet]Contrafund Portfolio                                  Scudder Variable Life Investment Fund -
       [bullet]Index 500 Portfolio                                   [bullet]International Portfolio
       [bullet]Investment Grade Bond Portfolio                       [bullet]TCI Portfolios, Inc.:
                                                                     [bullet]Balanced Fund
                                                                     [bullet]Growth Fund
                                                                     [bullet]International Fund

     b.  Other
     Investment  transactions  are  accounted  for on a  trade  date  basis  and
     dividend  income  is  recorded  on  the  ex-dividend   date.  The  cost  of
     investments sold is determined by specific identification.

     c.  Federal Income Taxes
     The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     d.  Annuity Reserves
     Annuity  reserves held in the Separate  Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $972,030,476 and $365,025,974; $725,949,193 and
     $495,934,611, respectively.

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

--------------------------------------------------------------------------------------------------------------------------------
                                                                 Valuation        Proceeds           Cost of             Net
                                                                  Period            from            Investments       Realized
                                               Dividends        Deductions          Sales              Sold          Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                         $77,000,986       ($7,148,689)      $96,146,932       $97,318,697      ($1,171,765)
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                           4,527,825          (813,024)       19,585,006        18,826,116          758,890
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                    5,358,925        (1,043,955)       78,888,315        76,637,102        2,251,213
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:         11,247,847        (1,372,478)       16,403,009        13,386,571        3,016,438
Annuity contracts in accumulation
Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                      1,055,590          (226,340)          915,330           681,610          233,720
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                         46,499           (14,753)          361,353           354,510            6,843
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                 235,037           (27,609)          317,740           277,917           39,823
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:             257,055           (29,943)          362,140           312,870           49,270
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                 363,749           (38,623)          406,948           384,407           22,541
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:              10,290            (2,403)          139,030           133,438            5,592
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                             775,351           (33,904)          244,368           332,405          (88,037)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                               758,872          (394,360)        6,990,444         6,528,212          462,232
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:                  2,009,995           (55,929)          390,051           732,537         (342,486)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                      61,186          (116,503)        4,991,495         4,605,949          385,546
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                               190,158          (166,087)        3,198,308         3,039,709          158,599
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:                 184,900          (588,663)       31,506,275        29,929,826        1,576,449
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested                      44,676            (3,984)          141,022           137,780            3,242
 Balanced Portfolio:
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 Equity-Income Portfolio:                        940,850          (608,164)        4,030,269         3,343,817          686,452
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                             1,412,110          (540,670)        2,600,136         2,280,711          319,425
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                          178,909          (112,363)        1,318,057         1,318,142              (85)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Net
                                            Net Unrealized                              Increase
                                              Gain (Loss)                  Net         (Decrease)                 Net Assets
                                              -----------               Change in     In Net Assets               ----------
                                        Beginning         End          Unrealized       from Unit         Beginning          End
                                         of Year        of Year        Gain (Loss)     Transactions        of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                   ($8,051,873)    $59,979,314    $68,031,187       $4,966,306
Annuity contracts in accumulation                                                                      $530,231,821    $644,728,031
Annuity contracts in payment period                                                                      62,550,401      89,732,216
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                     3,224,044         379,633     (2,844,411)     ($9,600,618)
Annuity contracts in accumulation                                                                        74,693,652      66,534,546
Annuity contracts in payment period                                                                       3,395,721       3,583,489
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:              2,487,618        (540,607)    (3,028,225)     $22,111,260
Annuity contracts in accumulation                                                                        81,132,780     106,781,998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:   12,419,220      15,114,435      2,695,215         $602,270
Annuity contracts in accumulation                                                                       104,415,595     119,402,212
Annuity contracts in payment period                                                                       6,739,809       7,942,484
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                2,566,580       4,487,610      1,921,030        ($650,835)
Annuity contracts in accumulation                                                                        14,000,174      16,333,339
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                        0         144,834        144,834       $9,097,853
Annuity contracts in accumulation                                                                                 0       9,281,276
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:             5,570         276,453        270,883       $4,773,151
Annuity contracts in accumulation                                                                           347,383       5,638,668
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:         8,209         151,493        143,284       $4,409,627
Annuity contracts in accumulation                                                                           466,407       5,295,700
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:             1,609          46,576         44,967       $5,470,774
Annuity contracts in accumulation                                                                           323,579       6,186,987
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:             0          (4,046)        (4,046)      $1,975,940
Annuity contracts in accumulation                                                                                (1)      1,985,372
------------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                         1,644        (461,380)      (463,024)      $2,897,855
Annuity contracts in accumulation                                                                           689,050       3,777,291
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                         (63,817)      2,349,936      2,413,753      $29,514,421
Annuity contracts in accumulation                                                                        10,790,085      43,545,003
------------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:               (6,769)       (828,912)      (822,143)      $4,660,630
Annuity contracts in accumulation                                                                         1,021,520       6,471,587
------------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:                32,561         220,810        188,249       $8,946,454
Annuity contracts in accumulation                                                                         1,954,796      11,419,728
------------------------------------------------------------------------------------------------------------------------------------
 MidCap Portfolio:                           7,193         682,424        675,231      $15,727,261
Annuity contracts in accumulation                                                                         3,257,565      19,842,727
------------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:            46,283        (495,260)      (541,543)     $32,655,969
Annuity contracts in accumulation                                                                        25,464,317      58,751,429
------------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested               (13,512)           (881)        12,631         $193,226
 Balanced Portfolio:
Annuity contracts in accumulation                                                                           346,846         596,637
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 Equity-Income Portfolio:                  966,600       5,773,475      4,806,875      $51,230,275
Annuity contracts in accumulation                                                                        15,424,209      72,480,497
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                         (34,190)      3,258,300      3,292,490      $38,219,867
Annuity contracts in accumulation                                                                        15,225,262      57,928,484
------------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:                     15,029         814,429        799,400      $12,636,277
Annuity contracts in accumulation                                                                         1,207,326      14,709,464
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

-----------------------------------------------------------------------------------------------------------------------
                                                               Valuation       Proceeds        Cost of           Net
                                                                Period           from         Investments     Realized
                                               Dividends      Deductions         Sales           Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                           $75,181         ($91,010)       $880,668       $813,434       $67,234
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                      119,231          (54,259)        540,553        465,407         75,146
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                         146,164         (428,708)      5,044,449      4,308,117        736,332
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                          143,406         (203,362)      6,086,685      5,356,843        729,842
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:               45,797          (42,799)        882,619        925,636        (43,017)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                     857,970         (631,122)      6,368,961      4,596,688      1,772,273
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                        405          (44,481)        119,084        103,727         15,357
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                   1,647,290         (260,987)      5,863,283      5,644,702        218,581
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                  10,567          (51,003)        250,169        236,027         14,142
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                          289,134          (87,958)     12,400,851     12,398,826          2,025
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:           367,608          (86,361)      5,011,311      5,085,345        (74,034)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:                              547,259         (186,219)      1,034,753        867,262        167,491
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                  243,931         (266,292)      6,134,481      4,875,603      1,258,878
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                           181,099          (68,277)      2,812,822      2,536,688        276,134
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                    304,512          (43,754)      1,127,628      1,090,808         36,820
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                             324,844         (141,840)      1,249,735      1,041,911        207,824
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                     79,326          (23,159)      2,910,009      2,872,811         37,198
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                   642,050         (384,732)      4,899,145      3,899,490        999,655
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                     0          (27,131)      1,463,410      1,431,864         31,546
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:         15,653          (38,378)      2,192,808      1,809,743        383,065
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

------------------------------------------------------------------------------------------------------------------
                                                               Net Unrealized
                                                                 Gain (Loss)                               Net
                                                                 -----------                            Change in
                                                    Beginning                      End                  Unrealized
                                                     of Year                     of Year                Gain (Loss)
-------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                                 $51,434                      $743,689               $692,255
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                             98,360                       484,182                385,822
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                               122,841                     6,210,754              6,087,913
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                                 70,864                     2,241,040              2,170,176
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                     11,466                       175,829                164,363
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                         2,916,888                     8,810,467              5,893,579
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                            3,614                       733,393                729,779
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                           229,008                     1,022,582                793,574
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                        43,172                       307,602                264,430
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                                 (1,182)                            0                  1,182
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:                  75,600                        73,398                 (2,202)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Utility Fund II:                                    799,746                     1,730,892                931,146
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                      1,164,909                       534,823               (630,086)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                                  26,040                       373,883                347,843
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                           29,809                        73,395                 43,586
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                                    84,852                     1,093,423              1,008,571
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                            1,330                       (27,376)               (28,706)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                         253,639                     5,151,123              4,897,484
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                      (4,024)                      (66,591)               (62,567)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:              188,717                       538,139                349,422
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------



Variable Annuity Account B

Notes to Financial Statements - December 31, 1996 (continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

----------------------------------------------------------------------------------------------------------------
                                                     Net
                                                 Increase
                                                 (Decrease)                           Net Assets
                                               In Net Assets             ------------------------------------
                                                  from Unit              Beginning                     End
                                                 Transactions              of Year                    of Year
----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                               $6,948,020
Annuity contracts in accumulation                                         $2,011,591                 $9,703,271
----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
 Asset Manager Portfolio:                          $4,043,035
Annuity contracts in accumulation                                          1,362,489                  5,931,464
----------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                            $38,043,675
Annuity contracts in accumulation                                         11,953,242                 56,538,618
----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                             $22,367,490
Annuity contracts in accumulation                                          2,172,818                 27,380,370
----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:                  $3,931,632
Annuity contracts in accumulation                                            705,701                  4,761,677
----------------------------------------------------------------------------------------------------------------
Insurance Management Series:
 American Leaders Fund II:                        $26,548,788
Annuity contracts in accumulation                                         26,685,567                 61,127,055
----------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:                        $6,301,239
Annuity contracts in accumulation                                            179,879                  7,182,178
----------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:                        $12,876,189
Annuity contracts in accumulation                                         11,876,490                 27,151,137
----------------------------------------------------------------------------------------------------------------
 International Equity Fund II:                     $4,073,916
Annuity contracts in accumulation                                          1,623,538                  5,935,590
----------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:                              $1,765,443
Annuity contracts in accumulation                                          5,774,492                  7,744,318
----------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:               $2,942,870
Annuity contracts in accumulation                                          4,508,328                  7,656,209
----------------------------------------------------------------------------------------------------------------
 Utility Fund II:                                  $6,514,735
Annuity contracts in accumulation                                          8,800,082                 16,774,494
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                     $19,085,222
Annuity contracts in accumulation                                         11,850,407                 31,542,060
----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                              $10,311,561
Annuity contracts in accumulation                                            725,884                 11,774,244
----------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                        $3,237,811
Annuity contracts in accumulation                                          1,568,242                  5,147,217
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                                $16,916,813
Annuity contracts in accumulation                                          2,567,942                 20,884,154
----------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                        $1,106,654
Annuity contracts in accumulation                                            749,298                  1,920,611
----------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                      $54,723,321
Annuity contracts in accumulation                                          5,594,913                 66,472,691
----------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                   $2,232,953
Annuity contracts in accumulation                                            341,159                  2,515,960
----------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:            $2,162,813
Annuity contracts in accumulation                                          1,879,209                  4,751,784
----------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

----------------------------------------------------------------------------------------------------------------------------------
                                                                      Valuation              Proceeds                 Cost of
                                                                       Period                  from                  Investments
                                               Dividends             Deductions                Sales                    Sold
----------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:                           $73,635                ($33,243)              $190,630                $186,959
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Research Series:                                   94,710                 (22,219)               253,406                 258,774
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:                               87,973                 (13,218)               140,628                 132,113
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Value Series:                                       4,089                    (372)                   496                     486
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 World Government Series:                                0                  (1,705)                19,663                  19,513
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                 770,877                 (98,063)             3,864,131               3,857,033
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                          276,128                (136,107)             4,557,311               4,016,790
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                     67,198                 (24,832)               247,893                 231,495
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                    6,228,055                (611,968)            19,145,021              17,607,144
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 International Fund:                                62,276                 (41,867)               397,143                 365,001
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B              $120,367,178            ($17,483,870)          $365,025,974            $347,598,566
==================================================================================================================================



Variable Annuity Account B

Notes to Financial Statements - December 31, 1996 (continued):


5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Net Unrealized
                                                                               Gain (Loss)                               Net
                                                   Net                         -----------                            Change in
                                                Realized          Beginning                      End                  Unrealized
                                               Gain (Loss)         of Year                     of Year                Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------------

MFS Funds:
 Emerging Growth Series:                           $3,671                 $0                      ($85,796)              ($85,796)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Research Series:                                  (5,368)                 0                       204,764                204,764
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Total Return Series:                               8,515                  0                        72,010                 72,010
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Value Series:                                         10                  0                           935                    935
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 World Government Series:                             150                  0                         9,304                  9,304
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                  7,098             77,158                        (6,666)               (83,824)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                         540,521            652,411                     1,510,449                858,038
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                    16,398             16,540                       145,325                128,785
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                   1,537,877          8,206,103                    (1,588,390)            (9,794,493)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
 International Fund:                               32,142             15,650                       375,835                360,185
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B              $17,427,408        $28,746,944                  $122,191,053            $93,444,109
==================================================================================================================================

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets-Year Ended December 31, 1996 (Continued)

------------------------------------------------------------------------------------------------------------------
                                                     Net
                                                 Increase
                                                 (Decrease)                           Net Assets
                                               In Net Assets             ------------------------------------
                                                  from Unit              Beginning                     End
                                                 Transactions              of Year                    of Year
------------------------------------------------------------------------------------------------------------------

MFS Funds:
 Emerging Growth Series:                             $9,039,741
Annuity contracts in accumulation                                                   $0                 $8,998,008
------------------------------------------------------------------------------------------------------------------
 Research Series:                                    $6,504,625
Annuity contracts in accumulation                                                    0                  6,776,512
------------------------------------------------------------------------------------------------------------------
 Total Return Series:                                $4,061,090
Annuity contracts in accumulation                                                    0                  4,216,370
------------------------------------------------------------------------------------------------------------------
 Value Series:                                         $204,179
Annuity contracts in accumulation                                                    0                    208,841
------------------------------------------------------------------------------------------------------------------
 World Government Series:                              $400,164
Annuity contracts in accumulation                                                    0                    407,913
------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers
 Management Trust-
 Growth Portfolio:                                    ($710,088)
Annuity contracts in accumulation                                            8,356,574                  8,242,574
------------------------------------------------------------------------------------------------------------------
Scudder Variable Life
 Investment Fund-
 International Portfolio:                              ($54,117)
Annuity contracts in accumulation                                           10,565,664                 12,050,127
------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:                                      $2,313,929
Annuity contracts in accumulation                                              489,878                  2,991,356
------------------------------------------------------------------------------------------------------------------
 Growth Fund:                                       ($7,301,710)
Annuity contracts in accumulation                                           54,311,401                 44,369,162
------------------------------------------------------------------------------------------------------------------
 International Fund:                                 $3,691,239
Annuity contracts in accumulation                                              602,619                  4,706,594
------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B                   $504,121,195         $1,130,935,704             $1,848,811,724
==================================================================================================================


                                                  Independent Auditors' Report



The Board of Directors of Aetna Life Insurance and Annuity  Company and Contract
    Owners of Variable Annuity Account B:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1996, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996 in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP

Hartford, Connecticut
February 14, 1997
                                                    S-15

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBIDIARIES

                   Index to Consolidated Financial Statements

                                                                            Page

Independent Auditors' Report                                                 F-2

Consolidated Financial Statements:

   Consolidated Statements of Income for the Years Ended
     December 31, 1996, 1995 and 1994                                        F-3

   Consolidated Balance Sheets as of December 31, 1996
     and 1995                                                                F-4

   Consolidated Statements of Changes in Shareholder's Equity
     for the Years Ended December 31, 1996, 1995 and 1994                    F-5

   Consolidated Statements of Cash Flows for the Years
     Ended December 31, 1996, 1995 and 1994                                  F-6

   Notes to Consolidated Financial Statements                                F-7

                          Independent Auditors' Report

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP

Hartford, Connecticut
February 4, 1997

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                    Consolidated Statements of Income
                               (millions)

                                                Years Ended December 31,
                                           --------------------------------
                                              1996        1995       1994
                                              ----        ----       ----

Revenue:
  Premiums                                   $133.6      $212.7     $191.6
  Charges assessed against policyholders      396.5       318.9      279.0
  Net investment income                     1,045.6     1,004.3      917.2
  Net realized capital gains                   19.7        41.3        1.5
  Other income                                 45.4        42.0       10.3
                                            -------     -------    -------
    Total revenue                           1,640.8     1,619.2    1,399.6
                                            -------     -------    -------

Benefits and expenses:
  Current and future benefits                 968.6       997.2      921.5
  Operating expenses                          342.2       310.8      225.7
  Amortization of deferred policy
   acquisition costs                           69.8        48.0       31.5
  Severance and facilities charges             61.3        --         --
                                            -------     -------    -------
    Total benefits and expenses             1,441.9     1,356.0    1,178.7
                                            -------     -------    -------

Income before income taxes                    198.9       263.2      220.9

Income taxes                                   57.8        87.3       75.6
                                            -------     -------    -------
Net income                                   $141.1      $175.9     $145.3
                                            =======     =======    =======




See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                         Consolidated Balance Sheets
                        (millions, except share data)


                                                         December 31,
                                                    -------------------------
                                                      1996             1995
                                                      ----             ----
Assets
------

Investments:
  Debt securities, available for sale:
   (amortized cost: $12,539.1 and $11,923.7)        $12,905.5        $12,720.8
  Equity securities, available for sale:
   Non-redeemable preferred stock
    (cost: $107.6 and $51.3)                            119.0             57.6
   Investment in affiliated mutual funds
    (cost: $77.3 and $173.4)                             81.1            191.8
   Common stock (cost: $0.0 and $6.9)                     0.3              8.2
   Short-term investments                                34.8             15.1
   Mortgage loans                                        13.0             21.2
   Policy loans                                         399.3            338.6
                                                    ---------        ---------
       Total investments                             13,553.0         13,353.3

  Cash and cash equivalents                             459.1            568.8
  Accrued investment income                             159.0            175.5
  Premiums due and other receivables                     26.6             37.3
  Deferred policy acquisition costs                   1,515.3          1,341.3
  Reinsurance loan to affiliate                         628.3            655.5
  Other assets                                           33.7             26.2
  Separate Account assets                            15,318.3         10,987.0
                                                    ---------        ---------
       Total assets                                 $31,693.3        $27,144.9
                                                    =========        =========

Liabilities and Shareholder's Equity
-------------------------------------

Liabilities:
  Future policy benefits                             $3,617.0          $3,594.6
  Unpaid claims and claim expenses                       28.9              27.2
  Policyholders' funds left with the Company         10,663.7          10,500.1
                                                    ---------         ---------
      Total insurance reserve liabilities            14,309.6          14,121.9
  Other liabilities                                     354.7             257.2
  Income taxes:
    Current                                              20.7              26.2
    Deferred                                             80.5             169.6
  Separate Account liabilities                       15,318.3          10,987.0
                                                    ---------         ---------
      Total liabilities                              30,083.8          25,561.9
                                                    ---------         ---------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and
   outstanding)                                           2.8               2.8
  Paid-in capital                                       418.0             407.6
  Net unrealized capital gains                           60.5             132.5
  Retained earnings                                   1,128.2           1,040.1
                                                    ---------         ---------

      Total shareholder's equity                      1,609.5           1,583.0
                                                    ---------         ---------

       Total liabilities and shareholder's equity   $31,693.3         $27,144.9
                                                    =========         =========


See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

          Consolidated Statements of Changes in Shareholder's Equity
                                 (millions)


                                                  Years Ended December 31,
                                             -----------------------------------
                                                  1996       1995      1994
                                                  ----       ----      ----

Shareholder's equity, beginning of year         $1,583.0   $1,088.5   $1,246.7

Capital contributions                               10.4      --         --

Net change in unrealized capital gains (losses)    (72.0)     321.5     (303.5)

Net income                                         141.1      175.9      145.3

Other changes                                      (49.5)     --         --

Common stock dividends declared                     (3.5)      (2.9)     --
                                                --------   --------   --------
Shareholder's equity, end of year               $1,609.5   $1,583.0   $1,088.5
                                                ========   ========   ========



See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   Consolidated Statements of Cash Flows
                                 (millions)




                                                                  Years Ended December 31,
                                                           -------------------------------------
                                                               1996        1995         1994
                                                               ----        ----         ----
Cash Flows from Operating Activities:
  Net income                                                  $141.1       $175.9       $145.3
  Adjustments to reconcile net income to net
   cash (used for) provided by operating activities:
  Decrease (increase) in accrued investment income              16.5        (33.3)       (17.5)
  Decrease in premiums due and other receivables                 1.6         25.4          1.3
  Increase in policy loans                                     (60.7)       (89.9)       (46.0)
  Increase in deferred policy acquisition costs               (174.0)      (177.0)      (105.9)
  Decrease in reinsurance loan to affiliate                     27.2         34.8         27.8
  Net increase in universal life account balances              243.2        393.4        164.7
  (Decrease) increase in other insurance
   reserve liabilities                                        (211.5)        79.0         75.1
  Net increase in other liabilities and other assets             3.1         13.0         52.5
  Decrease in income taxes                                     (26.7)        (4.5)       (10.3)
  Net accretion of discount on investments                     (68.0)       (66.4)       (77.9)
  Net realized capital gains                                   (19.7)       (41.3)        (1.5)
  Other, net                                                     1.1          --          (1.0)
                                                            --------     --------     --------
    Net cash (used for) provided by operating activities      (126.8)       309.1        206.6
                                                            --------     --------     --------

Cash Flows from Investing Activities:
  Proceeds from sales of:
   Debt securities available for sale                        5,182.2      4,207.2      3,593.8
   Equity securities                                           190.5        180.8         93.1
   Mortgage loans                                                8.7         10.7         --
   Limited partnership                                          --           26.6         --
  Investment maturities and collections of:
   Debt securities available for sale                          885.2        583.9      1,289.2
   Short-term investments                                       35.0        106.1         30.4
  Cost of investment purchases in:
   Debt securities available for sale                       (6,534.3)    (6,034.0)    (5,621.4)
   Equity securities                                          (118.1)      (170.9)      (162.5)
   Short-term investments                                      (54.7)       (24.7)      (106.1)
   Mortgage loans                                               --          (21.3)        --
   Limited partnership                                          --           --          (25.0)
  Other, net                                                   (17.6)        --           --
                                                            --------     --------     --------
    Net cash used for investing activities                    (423.1)    (1,135.6)      (908.5)
                                                            --------     --------     --------

Cash Flows from Financing Activities:
  Deposits and interest credited for investment contracts    1,579.5      1,884.5      1,737.8
  Withdrawals of investment contracts                       (1,146.2)    (1,109.6)      (948.7)
  Additional capital contributions                              10.4         --           --
  Dividends paid to shareholder                                 (3.5)        (2.9)        --
                                                            --------     --------     --------
    Net cash provided by financing activities                  440.2        772.0        789.1
                                                            --------     --------     --------

Net (decrease) increase in cash and cash equivalents          (109.7)       (54.5)        87.2
Cash and cash equivalents, beginning of year                   568.8        623.3        536.1
                                                            --------     --------     --------

Cash and cash equivalents, end of year                        $459.1       $568.8       $623.3
                                                            ========     ========     ========

Supplemental cash flow information:
  Income taxes paid, net                                       $85.5        $92.8        $85.9
                                                            ========     ========     ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries (collectively, the "Company") is a provider of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services, financial planning and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1995 and 1994 financial information to conform to the 1996 presentation.

     Future Application of Accounting Standards

     Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996. This statement provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. Transactions covered by this statement would include securitizations, sales of partial interests in assets, repurchase agreements and securities lending. This statement requires that after a transfer of financial assets, an entity would recognize any assets it controls and liabilities it has incurred. An entity would not recognize assets when control has been surrendered or liabilities have been satisfied. Portions of this statement are effective for each of 1997 and 1998 financial statements and early adoption is not permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     All of the Company's debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds primarily represents an investment in the Aetna Series Fund, Inc., a retail mutual fund which has been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years).

     Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future Policy Benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00%. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Policyholders' Funds Left With the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.00% to 7.00%), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments begin under contracts with life contingent payouts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity, reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, the Aetna Series Fund Inc., or the Aetna Generation Funds (collectively, "Funds"), which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $515.6 million for 1996 (fair value $523.0 million) and $322.2 million for 1995 (fair value $343.9 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in 1996 and 4.50% to 8.38% in 1995.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                          Gross       Gross
                                            Amortized  Unrealized   Unrealized    Fair
                                              Cost        Gains       Losses     Value
                                              ----        -----       ------     -----
                                                       (millions)
U.S. government and government
   agencies and authorities                $ 1,072.4   $    20.5   $     4.5   $ 1,088.4

States, municipalities and political
   subdivisions                                  6.0         1.2        --           7.2

U.S. corporate securities:
     Financial                               2,143.4        43.1         9.7     2,176.8
     Food & fiber                              198.2         4.6         1.3       201.5
     Healthcare & consumer products            735.9        20.2         6.3       749.8
     Media & broadcast                         274.9         7.0         2.8       279.1
     Natural resources                         187.7         4.5         0.4       191.8
     Transportation & capital goods            521.9        22.0         1.8       542.1
     Utilities                                 448.8        14.8         2.8       460.8
     Other                                     141.5         3.0        --         144.5
                                           ---------   ---------   ---------   ---------
   Total U.S. corporate securities           4,652.3       119.2        25.1     4,746.4

Foreign Securities:
     Government                                758.6        36.0         5.7       788.9
     Utilities                                 187.8        16.1        --         203.9
     Other                                     945.5        30.9         6.3       970.1
                                           ---------   ---------   ---------   ---------
   Total foreign securities                  1,891.9        83.0        12.0     1,962.9

Residential mortgage-backed securities:
     Pass-throughs                             792.2        78.3         3.1       867.4
     Collateralized mortgage obligations     2,227.8        94.9        13.7     2,309.0
                                           ---------   ---------   ---------   ---------
Total residential mortgage-
   backed securities                         3,020.0       173.2        16.8     3,176.4

Commercial/Multifamily mortgage-
   backed securities                         1,008.7        24.8         5.6     1,027.9

Other asset-backed securities                  887.8        10.7         2.2       896.3
                                           ---------   ---------   ---------   ---------

Total Debt Securities                      $12,539.1   $   432.6   $    66.2   $12,905.5
                                           =========   =========   =========   =========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1995 were as follows:

                                                          Gross       Gross
                                            Amortized  Unrealized   Unrealized    Fair
                                              Cost        Gains       Losses     Value
                                              ----        -----       ------     -----
                                                       (millions)
U.S. government and government
   agencies and authorities                $   539.5   $    47.5   $    --     $   587.0

States, municipalities and political
   subdivisions                                 41.4        12.4        --          53.8

U.S. Corporate securities:
     Financial                               2,764.4       110.3         2.1     2,872.6
     Food & fiber                              310.8        20.8         0.6       331.0
     Healthcare & consumer products            766.0        59.2         0.2       825.0
     Media & broadcast                         191.7        10.0        --         201.7
     Natural resources                         186.9        12.6         0.2       199.3
     Transportation & capital goods            602.4        46.7         0.2       648.9
     Utilities                                 454.4        27.8         1.0       481.2
     Other                                     119.9        10.2        --         130.1
                                           ---------   ---------   ---------   ---------
   Total U.S. corporate securities           5,396.5       297.6         4.3     5,689.8

Foreign securities:
     Government                                316.4        26.1         2.0       340.5
     Utilities                                 236.3        32.9                   269.2
     Other                                     749.9        60.5         3.5       806.9
                                           ---------   ---------   ---------   ---------
   Total foreign securities                  1,302.6       119.5         5.5     1,416.6

Residential mortgage-backed securities:
     Pass-throughs                             556.7        99.2         1.8       654.1
     Collateralized mortgage obligations     2,383.9       167.6         2.2     2,549.3
                                           ---------   ---------   ---------   ---------
Total residential mortgage-
   backed securities                         2,940.6       266.8         4.0     3,203.4

Commercial/multifamily mortgage-
   backed securities                           741.9        32.3         0.2       774.0

Other asset-backed securities                  961.2        35.5         0.5       996.2
                                           ---------   ---------   ---------   ---------

Total Debt Securities                      $11,923.7   $   811.6   $    14.5   $12,720.8
                                           =========   =========   =========   =========


            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1996 and 1995, net unrealized appreciation of $366.4 million and $797.1 million, respectively, on available for sale debt securities included $288.5 million and $619.1 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in Future Policy Benefits and Policyholders' Funds Left With the Company.

     The amortized cost and fair value of debt securities for the year ended December 31, 1996 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                      Amortized          Fair
                                                         Cost            Value
                                                      ---------          -----
                                                               (millions)
      Due to mature:
        One year or less                              $   424.4        $   425.7
        After one year through five years               2,162.4          2,194.2
        After five years through ten years              2,467.4          2,509.6
        After ten years                                 2,568.4          2,675.4
        Mortgage-backed securities                      4,028.7          4,204.3
        Other asset-backed securities                     887.8            896.3
                                                      ---------        ---------
               Total                                  $12,539.1        $12,905.5
                                                      =========        =========

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. At December 31, 1996 and 1995, the Company had loaned securities (which are reflected as invested assets) with a market value of approximately $444.7 million and $264.5 million, respectively.

     At December 31, 1996 and 1995, debt securities carried at $7.6 million and $7.4 million, respectively, were on deposit as required by regulatory authorities.

     The carrying value of non-income producing investments was $0.9 million and $0.1 million at December 31, 1996 and 1995, respectively.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1996.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                         1996                   1995
                                                         ----                   ----
                                                    Fair     Amortized     Fair      Amortized
                                                   Value        Cost      Value         Cost
                                                   -----        ----      -----         ----
                                                                  (millions)
     Total residential CMOs (1)                  $2,309.0    $2,227.8    $2,549.4    $2,383.9
                                                 ========    ========    ========    ========
     Percentage of total:
       Supporting experience rated products          84.2%                   85.3%
       Supporting remaining products                 15.8%                   14.7%
                                                 --------                --------
                                                    100.0%                  100.0%
                                                 ========                ========

     (1) At December 31, 1996 and 1995, approximately 71% and 81%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated.

     At December 31, 1996 and 1995, approximately 68% and 79%, respectively, of the Company's CMO holdings were in planned amortization class ("PAC") and sequential structure tranches, which are subject to less prepayment and extension risk than other types of CMO instruments. At December 31, 1996 and 1995, approximately 3% of the Company's CMO holdings were in the interest-only ("IOs") and principal-only ("POs") tranches, which are subject to more prepayment and extension risks than other types of CMO instruments. Remaining CMO holdings are in other tranches that have prepayment and extension risks which fall between the degree of risk associated with PACs and sequentials, and IOs and POs.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in available for sale equity securities were as follows:

                                             Gross         Gross
                              Amortized      Unrealized    Unrealized   Fair
                                 Cost        Gains         Losses       Value
                                 ----        ----------    ----------   -----
                                                  (millions)
       1996
       Equity Securities       $ 184.9       $  16.3       $   0.8      $ 200.4
                               =======       =======       =======      =======
       1995
       Equity Securities       $ 231.6       $  27.2       $   1.2      $ 257.6
                               =======       =======       =======      =======

3.   Financial Instruments

     Estimated Fair Value

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1996 and 1995 were as follows:

                                                    1996                    1995
                                             ------------------       -----------------
                                             Carrying     Fair        Carrying    Fair
                                             Value        Value       Value       Value
                                             -----        -----       -----       -----
                                                         (millions)
Assets:
    Mortgage loans                           $    13.0    $    13.2   $    21.2   $    21.9
Liabilities:
    Investment contract liabilities:
          With a fixed maturity              $ 1,014.1    $ 1,028.8   $   989.1   $ 1,001.2
          Without a fixed maturity             9,649.6      9,427.6     9,511.0     9,298.4

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in Policyholders' Funds Left With the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Financial Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio and stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell underlying assets at a specified future date. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1996 and 1995.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1996. At December 31, 1995, the Company had an open forward swap agreement with a notional amount of $100.0 million and a fair value of $0.1 million.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1996. As of December 31, 1996 and 1995, there were no option contracts outstanding.

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1996 was as follows:

                                                          Amortized      Fair
                                                             Cost        Value
                                                             ----        -----
                                                                 (millions)

       Residential collateralized mortgage obligations    $ 2,227.8    $ 2,309.0
            Principal-only strips (included above)             44.5         53.3
            Interest-only strips (included above)              10.3         22.8
       Other structured securities with derivative
            characteristics (1)                               126.3        129.2

     (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:
                                                1996         1995         1994
                                                ----         ----         ----
                                                          (millions)

     Debt securities                         $  945.3     $  891.5     $  823.9
     Preferred stock                              5.9          4.2          3.9
     Investment in affiliated mutual funds       14.3         14.9          5.2
     Mortgage loans                               2.2          1.4          1.4
     Policy loans                                18.4         13.7         11.5
     Reinsurance loan to affiliate               44.1         46.5         51.5
     Cash equivalents                            29.4         38.9         29.5
     Other                                        2.1          8.4          6.7
                                             --------     --------     --------
     Gross investment income                  1,061.7      1,019.5        933.6
     Less investment expenses                   (16.1)       (15.2)       (16.4)
                                             --------     --------     --------
     Net investment income                   $1,045.6     $1,004.3     $  917.2
                                             ========     ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $787.6 million, $744.2 million and $677.1 million for the years ended December 31, 1996, 1995 and 1994, respectively. Interest credited to contractholders is included in Current and Future Benefits.

5.  Dividend Restrictions and Shareholder's Equity

     The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     The amount of dividends that may be paid to the shareholder in 1997 without prior approval by the Insurance Commissioner of the State of Connecticut is $71.1 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $57.8 million, $70.0 million and $64.9 million for the years ended December 31, 1996, 1995 and 1994, respectively. Statutory capital and surplus was $713.6 million and $670.7 million as of December 31, 1996 and 1995, respectively.

     As of December 31, 1996 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                  1996        1995        1994
                                                  ----        ----        ----
                                                           (millions)

       Debt securities                         $   11.1     $  32.8     $   1.0
       Equity securities                            8.6         8.3         0.2
       Mortgage loans                               --          0.2         0.3
                                               --------     --------    -------
       Pretax realized capital gains           $   19.7     $  41.3     $   1.5
                                               ========     =======     =======
       After tax realized capital gains        $   13.0     $  25.8     $   1.0
                                               ========     =======     =======

     Net realized capital gains of $53.1 million and $61.1 million for 1996 and 1995, respectively, and net realized capital losses of $29.1 million for 1994, allocable to experience rated contracts, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in policyholder funds' left with the Company. Net unamortized gains were $53.3 million and $7.3 million at December 31, 1996 and 1995, respectively.

     Changes to the mortgage loan valuation reserve and writedowns on debt securities for other than temporary declines in value are included in net realized capital gains (losses) and amounted to $(3.3) million, $3.1 million and $1.1 million, of which $(3.2) million, $2.2 million and $0.8 million were allocable to experience rated contractholders, for the years ended December 31, 1996, 1995 and 1994, respectively. There was no valuation reserve for mortgage loans at December 31, 1996 or at December 31, 1995.

     Proceeds from the sale of available for sale debt securities and the related gross gains and losses were as follows:

                                           1996          1995            1994
                                           ----          ----            ----
                                                      (millions)

     Proceeds on Sales                   $5,182.2      $4,207.2       $3,593.8
     Gross gains                             24.3          44.6           26.6
     Gross losses                            13.2          11.8           25.6

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in unrealized capital gains (losses), (excluding those related to experience rated contractholders), were as follows:

                                                 1996         1995        1994
                                                 ----         ----        ----
                                                         (millions)

     Debt securities                          $ (100.1)    $  255.9    $ (242.1)
     Equity securities                           (10.5)        27.3       (13.3)
     Limited partnership                           --           1.8        (1.8)
                                              --------     --------    --------
                                                (110.6)       285.0      (257.2)

     Deferred income taxes (See Note 8)          (38.6)       (36.5)       46.3
                                              --------     --------    --------
     Net change in unrealized
        capital gains (losses)                $  (72.0)    $  321.5    $ (303.5)
                                              ========     ========    ========

     Net unrealized capital gains allocable to experience rated contracts of $245.2 million and $43.3 million at December 31, 1996 and $515.0 million and $104.1 million at December 31, 1995 are reflected on the Consolidated Balance Sheets in Policyholders' Funds Left With the Company and Future Policy Benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following unrealized capital gains (losses), which are net of amounts allocable to experience rated contractholders, at December 31:

                                               1996         1995          1994
                                               ----         ----          ----
                                                          (millions)
     Debt securities
       Gross unrealized capital gains         $101.7       $179.3       $  27.4
       Gross unrealized capital losses         (23.8)        (1.3)       (105.2)
                                              ------       ------       --------
                                                77.9        178.0         (77.8)
     Equity securities
       Gross unrealized capital gains           16.3         27.2           6.5
       Gross unrealized capital losses          (0.8)        (1.2)         (7.9)
                                              ------       ------       --------
                                                15.5         26.0          (1.4)
     Limited Partnership                        --           --            --
       Gross unrealized capital gains           --           --            --
       Gross unrealized capital losses          --           --            (1.8)
                                              ------       ------       --------
                                                --           --            (1.8)

     Deferred income taxes (See Note 8)         32.9         71.5         108.0
                                              ------       ------       --------

     Net unrealized capital gains (losses)    $ 60.5       $132.5       $(189.0)
                                              ======       ======       ========

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                    Vacated
                                          Asset      Leased             Corporate
(Millions)                   Severance  Write-Off   Property     Other  Allocation    Total
--------------------------------------------------------------------------------------------
Financial Services             $ 29.1     $  1.0     $  1.3     $  1.7     $ --       $ 33.1
Individual Life Insurance        12.5        0.4        0.5        0.8       --         14.2
Corporate Allocation             --         --         --         --         14.0       14.0
                             ---------------------------------------------------------------
   Total Company               $ 41.6     $  1.4     $  1.8     $  2.5     $ 14.0     $ 61.3
--------------------------------------------------------------------------------------------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     The activity during 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

                                                    Reserve            Positions
     ---------------------------------------------------------------------------
       Beginning of year                           $   --                 --
       Severance and facilities charges               47.3                702
       Corporate Allocation                           14.0                --
       Actions taken (1)                             (13.4)              (178)
                                                 -------------------------------
          End of year                              $  47.9                524
     ---------------------------------------------------------------------------

     (1) Includes $8.0 million of severance-related actions and $4.1 million of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and the vacating of the leased office space are expected to be substantially completed in 1997.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return and combined Connecticut and New York state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.

     Income taxes for the years ended December 31, consist of:

                                                      1996      1995      1994
                                                      ----      ----      ----
                                                             (millions)
     Current taxes (benefits):
     Income Taxes:
       Federal                                       $ 50.9    $ 82.9    $ 78.7
       State                                            3.7       3.2       4.4
       Net realized capital gains (losses)             25.3      28.5     (33.2)
                                                     ------    ------    ------
                                                       79.9     114.6      49.9
                                                     ------    ------    ------
     Deferred taxes (benefits):
     Income Taxes:
       Federal                                         (3.5)    (14.4)     (8.0)
       Net realized capital gains (losses)            (18.6)    (12.9)     33.7
                                                     ------    ------    ------
                                                      (22.1)    (27.3)     25.7
                                                     ------    ------    ------
          Total                                      $ 57.8    $ 87.3    $ 75.6
                                                     ======    ======    ======


     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                                      1996      1995      1994
                                                      ----      ----      ----
                                                            (millions)

     Income before income taxes                      $198.9    $263.2    $220.9
     Tax rate                                            35%       35%       35%
                                                     ------    ------    ------
     Application of the tax rate                       69.6      92.1      77.3
                                                     ------    ------    ------
     Tax effect of:
          State income tax, net of federal benefit      2.4       2.1       2.9
          Excludable dividends                         (8.7)     (9.3)     (8.6)
          Other, net                                   (5.5)      2.4       4.0
                                                     ------    ------    ------
            Income taxes                             $ 57.8    $ 87.3    $ 75.6
                                                     ======    ======    ======

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                            1996          1995
                                                            ----          ----
                                                                (millions)
       Deferred tax assets:
            Insurance reserves                            $ 344.6       $ 290.4
            Unrealized gains allocable to
              experience rated contracts                    100.8         216.7
            Investment losses                                 7.5           7.3
            Postretirement benefits other
              than pensions                                  27.0           7.7
            Deferred compensation                            25.0          18.9
            Pension                                           7.6           5.7
            Other                                            29.3           9.2
                                                          -------       -------
       Total gross assets                                   541.8         555.9

       Deferred tax liabilities:
            Deferred policy acquisition costs               482.1         433.0
            Market discount                                   6.8           4.4
            Net unrealized capital gains                    133.7         288.2
            Other                                            (0.3)         (0.1)
                                                          -------       -------
       Total gross liabilities                              622.3         725.5
                                                          -------       -------
       Net deferred tax liability                         $  80.5       $ 169.6
                                                          =======       =======

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. Valuation allowances are provided when it is not considered more likely than not that deferred tax assets will be realized. As of December 31, 1996 and 1995, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1996. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to the amounts that are tax-deductible. As of December 31, 1996, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $4.3 million, $6.1 million and $5.5 million for the years ended December 31, 1996, 1995 and 1994, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides health care and life insurance benefits, subject to certain caps, for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1996, 1995 and 1994 were $1.8 million, $1.4 million and $1.0 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

9.   Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1996, 1995 and 1994 were $0.7 million, $0.8 million and $0.7 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $5.4 million, $4.9 million and $3.3 million in 1996, 1995 and 1994, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1996, 1995 and 1994, were $8.1 million, $6.3 million and $1.7 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from .10% to 1.90% of their average daily net assets. The Company also receives fees from the variable life and annuity mutual funds and The Aetna Series Fund for serving as investment adviser. Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from .25% to .85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from the variable life and annuity mutual funds and The Aetna Series Fund for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and Funds, included in Charges Assessed Against Policyholders, amounted to $185.4 million, $128.1 million and $104.6 million in 1996, 1995 and 1994, respectively. The Company may waive advisory fees at its discretion.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor of all affiliated mutual funds and of most of the General Account assets. Fees paid by the Company to Aeltus, included in both Charges Assessed Against Policyholders and Net Investment Income, on an annual basis, range from .06% to .55% of the average daily net assets under management. For the year ended December 31, 1996, the Company paid $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $108.0 million commission, paid by the Company to Aetna Life in 1988, was capitalized as deferred policy acquisition costs. An additional $6.1 million commission, paid by the Company to Aetna Life in 1996, was capitalized as deferred policy acquisition costs. The Company maintained insurance reserves of $628.3 million and $655.5 million as of December 31, 1996 and 1995, respectively, relating to the business assumed. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. The loan is being reduced in accordance with the decrease in the reserves. The fair value of this loan was $625.3 million and $663.5 million as of December 31, 1996 and 1995, respectively, and is based upon the fair value of the underlying assets. Premiums of $25.3 million, $28.0 million and $32.8 million and current and future benefits of $39.5 million, $43.0 million and $43.8 million were assumed in 1996, 1995 and 1994, respectively.

     Investment income of $44.1 million, $46.5 million and $51.5 million was generated from the reinsurance loan to affiliate in 1996, 1995 and 1994, respectively. Net income of approximately $8.1 million, $18.4 million and $25.1 million resulted from this agreement in 1996, 1995 and 1994, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $28.9 million and $28.0 million were maintained for this contract as of December 31, 1996 and 1995, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.2 million, $3.2 million and $1.3 million for 1996, 1995 and 1994, respectively.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1995 or 1994.

     The Company paid $3.5 million in cash dividends to HOLDCO in 1996. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $2.8 million and $5.7 million due from affiliates in 1996 and 1995, respectively. Other liabilities include $10.7 million and $12.4 million due to affiliates for 1996 and 1995, respectively.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                Ceded to    Assumed
                                        Direct    Other    from Other      Net
                                        Amount  Companies   Companies     Amount
                                        ------  ---------   ---------     ------
                                                    (millions)
     1996
 Premiums:
   Life Insurance                      $  34.6   $  11.2     $  25.3     $  48.7
   Accident and Health Insurance           6.3       6.3        --          --
   Annuities                              84.3      --           0.6        84.9
                                       =======   =======     =======     =======
    Total earned premiums              $ 125.2   $  17.5     $  25.9     $ 133.6
                                       =======   =======     =======     =======
     1995
 Premiums:
   Life Insurance                      $  28.8   $   8.6     $  28.0     $  48.2
   Accident and Health Insurance           7.5       7.5        --          --
   Annuities                             164.0      --           0.5       164.5
                                       =======   =======     =======     =======
    Total earned premiums              $ 200.3   $  16.1     $  28.5     $ 212.7
                                       =======   =======     =======     =======
     1994
 Premiums:
   Life Insurance                      $  27.3   $   6.0     $  32.8     $  54.1
   Accident and Health Insurance           9.3       9.3        --          --
   Annuities                             137.3      --           0.2       137.5
                                       =======   =======     =======     =======
    Total earned premiums              $ 173.9   $  15.3     $  33.0     $ 191.6
                                       =======   =======     =======     =======

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1996, the Company had commitments to purchase investments of $17.9 million. The fair value of the investments at December 31, 1996 approximated $18.3 million.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance.

     Summarized financial information for the Company's principal operations was as follows:

    (Millions)                                    1996        1995        1994
--------------------------------------------------------------------------------
Revenue:
    Financial Services                         $ 1,195.1   $ 1,211.3   $ 1,013.5
    Individual Life Insurance                      445.7       407.9       386.1
                                               ---------------------------------
      Total revenue                            $ 1,640.8   $ 1,619.2   $ 1,399.6
--------------------------------------------------------------------------------
Income before income taxes: (2)
    Financial Services                         $   129.9   $   160.1   $   122.5
    Individual Life Insurance                       83.0       103.1        98.4
                                               ---------------------------------
     Total income before income taxes          $   212.9   $   263.2   $   220.9
--------------------------------------------------------------------------------
Net income: (2)
    Financial Services                         $    94.3   $   113.8   $    85.5
    Individual Life Insurance                       55.9        62.1        59.8
                                               ---------------------------------
Net income                                     $   150.2   $   175.9   $   145.3
--------------------------------------------------------------------------------

Assets under management: (3)
    Financial Services                         $27,268.1   $22,534.4   $18,122.9
    Individual Life Insurance                    2,830.5     2,590.9     2,220.5
--------------------------------------------------------------------------------
       Total assets under management           $30,098.6   $25,125.3   $20,343.4
--------------------------------------------------------------------------------

(1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.
(2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).
(3) Excludes net unrealized capital gains (losses) of $366.4 million, $797.1 million and $(386.4) million at December 31, 1996, 1995 and 1994, respectively.

Form No. SAI.75996-97                                         ALIAC Ed. May 1997

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
   (a) Financial Statements:
      (1)   Included in Part A:
            Condensed Financial Information
      (2)   Included in Part B:
            Financial Statements of Variable Annuity Account B:
            -  Statement of Assets and Liabilities as of December 31, 1996
            - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995
            -  Notes to Financial Statements
            -  Independent Auditors' Report
            Financial Statements of the Depositor:
            -  Independent Auditors' Report
            - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994
            -  Consolidated Balance Sheets as of December 31, 1996 and 1995
            - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994
            - Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994
            -  Notes to Consolidated Financial Statements

   (b) Exhibits
      (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)
      (2)   Not applicable
      (3.1) Form of Broker-Dealer Agreement(2)
      (3.2) Alternative Form of Wholesaling Agreement and Related Selling
            Agreement(2)
      (4.1) Form of Variable Annuity Contract (G-CDA-HF) and Endorsement
            (EGET-IC(R))(3)
      (4.2) Form of Variable Annuity Contract (IA-CDA-IA)(4)
      (4.3) Form of Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and
            (GSD-CDA-HO)(5)
      (4.4) Form of Variable Annuity Contract (I-CDA-HD)(6)
      (4.5) Endorsements (EIGET-IC(R), EIGF-IC, and EGF-IC (SPD)) to Contract
            IA-CDA-IA(7)
      (5.1) Form of Variable Annuity Contract Application (300-GTD-IA)(8) (5.2) Form of Variable Annuity Contract Application (710.00.141)(9)

      (6.1) Certification of Incorporation and By-Laws of Aetna Life Insurance
            and Annuity Company(10)
      (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance
            and Annuity Company(6)
      (7)   Not applicable
      (8.1) Fund Participation Agreement (Amended and Restated) between Aetna
            Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated March 31, 1995(2)
      (8.2) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)
      (8.3) Second Amendment dated January 1, 1996 to Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(11)
      (8.4) Third Amendment dated February 11, 1997 to Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibility Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996(12)
      (8.5) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, Jan. 1, 1996 and March 1,
            1996(6)
      (8.6) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company, Variable Insurance Products Fund II and Fidelity Distribution Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, Jan. 1, 1996 and March 1,
            1996(6)
      (8.7) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(11)
      (8.8) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)
      (8.9) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended
            February 11, 1991(2)
     (8.10) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)

    (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993(2)
    (8.12) Amendment dated as of February 20, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(11)
    (8.13) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI
            Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(2)
    (9)     Opinion of Counsel(13)
    (10.1)  Consent of Independent Auditors
    (10.2)  Consent of Counsel
    (11)    Not applicable
    (12)    Not applicable
    (13)    Schedule for Computation of Performance Data(14)
    (14)    Not applicable
    (15.1)  Powers of Attorney(15)
    (15.2)  Authorization for Signatures(2)
    (27)    Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to
   Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to
   Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 3 to
   Registration Statement on Form N-4 (File No. 33-75964), as filed on February 24, 1995.
4. Incorporated by reference to Post-Effective Amendment No. 3 to
   Registration Statement on Form N-4 (File No. 33-75958), as filed on April 28, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically on February 21, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 8 to
   Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on August 30, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 60 to Registration Statement on Form N-4 (File No. 2-52449), as filed on February 24, 1995.
9. Incorporated by reference to Post-Effective Amendment No. 1 to
   Registration Statement on Form N-4 (File No. 33-76000), as filed on April 28, 1995.
10.Incorporated by reference to Post-Effective Amendment No. 1 to
   Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
11.Incorporated by reference to Post-Effective Amendment No. 3 to
   Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.

12.Incorporated by reference to Post-Effective Amendment No. 4 to
   Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997.
13.Incorporated by reference to Registrant Rule 24f-2 Notice for the fiscal year ended December 31, 1996, as filed electronically with the Securities and Exchange Commission on February 28, 1997.
14.Incorporated by reference to Post-Effective Amendment No. 4 to
   Registration Statement on Form N-4 (File No. 33-75964), as filed on April
   28, 1995.
15.Incorporated by reference to Registration Statement on Form S-2 (File
   No. 33-60477), as filed electronically on April 4, 1997.

Item 25. Directors and Officers of the Depositor


Name and Principal
Business Address*                    Positions and Offices with Depositor

Daniel P. Kearney                    Director and President

Timothy A. Holt                      Director, Senior Vice President and
                                     Chief Financial Officer

Christopher J. Burns                 Director and Senior Vice President

Laura R. Estes                       Director and Senior Vice President

J. Scott Fox                         Director and Senior Vice President

Gail P. Johnson                      Director and Vice President

John Y. Kim                          Director and Senior Vice President

Shaun P. Mathews                     Director and Vice President

Glen Salow                           Director and Vice President

Creed R. Terry                       Director and Vice President

Deborah Koltenuk                     Vice President and Treasurer,
                                     Corporate Controller

Frederick D. Kelsven                 Vice President and Chief Compliance
                                     Officer

Kirk P. Wickman                      Vice President, General Counsel and
                                     Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 33-61897), as filed electronically on April 11, 1997.

Item 27. Number of Contract Owners

   As of February 28, 1997, there were 49,006 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

   (a)In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

   (b)See Item 25 regarding the Depositor.

   (c)Compensation as of December 31, 1996:

      (1)              (2)              (3)           (4)            (5)

Name of         Net Underwriting  Compensation
Principal       Discounts and     on Redemption   Brokerage
Underwriter     Commissions     or Annuitization  Commissions  Compensation*
-----------    ---------------  ----------------  -----------  -------------
Aetna Life                           $288,029                    $17,661,810
Insurance and
Annuity
Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                    Aetna Life Insurance and Annuity Company
                    151 Farmington Avenue
                    Hartford, Connecticut 06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

   Registrant hereby undertakes:

   (a)to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

   (b)to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

   (c)to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

   (d)Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   (e)Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 12 to its Registration Statement on Form N-4 (File No. 33-75996) and has caused this Post-Effective Amendment No 12 to its Registration Statement on Form N-4 (File No. 33-75996) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 15th day of April, 1997.

                                  VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE
                                  INSURANCE AND ANNUITY COMPANY
                                      (Registrant)

                              By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                      (Depositor)

                              By: Daniel P. Kearney*
                                  -------------------------------------------
                                  Daniel P. Kearney
                                  President


   As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-75996) has been signed by the following persons in the capacities and on the dates indicated.

Signature                 Title                                           Date

Daniel P. Kearney*        Director and President                     )
-------------------------                                            )
Daniel P. Kearney         (principal executive officer)              )
                                                                     )
Timothy A. Holt*          Director, Senior Vice President and Chief  ) April
-------------------------                                            )
Timothy A. Holt           Financial Officer                          ) 15, 1997
                                                                     )
Christopher J. Burns*     Director                                   )
-------------------------                                            )
Christopher J. Burns                                                 )
                                                                     )
Laura R. Estes*           Director                                   )
-------------------------                                            )
Laura R. Estes                                                       )
                                                                     )
J. Scott Fox*             Director                                   )
-------------------------                                            )
J. Scott Fox                                                         )

                                                                     )
Gail P. Johnson*           Director                                  )
-------------------------                                            )
Gail P. Johnson                                                      )
                                                                     )
John Y. Kim*               Director                                  )
-------------------------                                            )
John Y. Kim                                                          )
                                                                     )
Shaun P. Mathews*          Director                                  )
-------------------------                                            )
Shaun P. Mathews                                                     )
                                                                     )
Glen Salow*                Director                                  )
-------------------------                                            )
Glen Salow                                                           )
                                                                     )
Creed R. Terry*            Director                                  )
-------------------------                                            )
Creed R. Terry                                                       )
                                                                     )
Deborah Koltenuk*         Vice President and Treasurer, Corporate    )
-------------------------                                            )
Deborah Koltenuk          Controller                                 )




By: /s/ Julie E. Rockmore
    ------------------------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.     Exhibit                                                                           Page
99-B.1          Resolution of the Board of Directors of Aetna Life                                   *
                Insurance and Annuity Company establishing Variable
                Annuity Account B

99-B.3.1        Form of Broker-Dealer Agreement                                                      *

99-B.3.2        Alternative Form of Wholesaling Agreement and Related                                *
                Selling Agreement

99-B.4.1        Form of Variable Annuity Contract (G-CDA-HF) and                                     *
                Endorsement (EGET-IC(R))

99-B.4.2        Form of Variable Annuity Contract (IA-CDA-IA)                                        *

99-B.4.3        Form of Variable Annuity Contracts (GID-CDA-HO),                                     *
                (GLID-CDA-HO) and (GSD-CDA-HO)

99-B.4.4        Form of Variable Annuity Contract (I-CDA-HD)                                         *

99-B.4.5        Endorsements (EIGET-IC(R), EIGF-IC, and EGF-IC(SPD))                                 *
                to Contract IA-CDA-IA

99-B.5.1        Form of Variable Annuity Contract Application                                        *
                (300-GTD-IA)

99-B.5.2        Form of Variable Annuity Contract Application                                        *
                (710.00.141)

99-B.6.1        Certification of Incorporation and By-Laws of                                        *
                Depositor

99-B.6.2        Amendment of Certificate of Incorporation of Depositor                               *

99-B.8.1        Fund Participation Agreement (Amended and Restated)                                  *
                between Aetna Life Insurance and Annuity Company,
                Alger American Fund and Fred Alger Management, Inc.
                dated March 31, 1995

*Incorporated by reference



Exhibit No.     Exhibit                                                                              Page
99-B.8.2        Fund Participation Agreement between Aetna Life Insurance and                          *
                Annuity Company and Calvert Asset Management Company (Calvert
                Responsibly Invested Balanced Portfolio formerly Calvert
                Socially Responsible Series) dated March 13, 1989 and amended
                December 27, 1993

99-B.8.3        Second Amendment dated January 1, 1996 to Fund Participation                           *
                Agreement between Aetna Life Insurance and Annuity Company and
                Calvert Asset Management Company (Calvert Responsibly Invested
                Balanced Portfolio, formerly Calvert Socially Responsible
                Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.4        Third Amendment dated February 11, 1997 to Fund Participation                          *
                Agreement between Aetna Life Insurance and Annuity Company and
                Calvert Asset Management Company (Calvert Responsibility
                Invested Balanced Portfolio, formerly Calvert Socially
                Responsible Series) dated March 13, 1989 and amended December
                27, 1993 and January 1, 1996

99-B.8.5        Fund Participation Agreement between Aetna Life Insurance and                          *
                Annuity Company, Variable Insurance Products Fund and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996 and March 1, 1996

99-B.8.6        Fund Participation Agreement between Aetna Life                                        *
                Insurance and Annuity Company, Variable Insurance
                Products Fund II and Fidelity Distributors
                Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995,
                January 1, 1996 and March 1,1996

99-B.8.7        Service Agreement between Aetna Life Insurance and                                     *
                Annuity Company and Fidelity Investments
                Institutional Operations Company dated as of November
                1, 1995


*Incorporated by reference



Exhibit No.     Exhibit                                                                             Page
99-B.8.8        Fund Participation Agreement between Aetna Life                                     *
                Insurance and Annuity Company and Janus Aspen Series
                dated April 19, 1994 and amended March 1, 1996

99-B.8.9        Fund Participation Agreement between Aetna Life                                     *
                Insurance and Annuity Company and Lexington
                Management Corporation regarding Natural Resources
                Trust dated December 1, 1988 and amended February 11,
                1991

99-B.8.10       Fund Participation Agreement between Aetna Life Insurance and                       *
                Annuity Company and Advisers Management Trust (now Neuberger &
                Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995

99-B.8.11       Fund Participation Agreement between Aetna Life                                     *
                Insurance and Annuity Company and Scudder Variable
                Life Investment Fund dated April 27, 1992 and amended
                February 19, 1993 and August 13, 1993

99-B.8.12       Amendment dated as of February 20, 1996 to Fund Participation                       *
                Agreement between Aetna Life Insurance and Annuity Company and
                Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993

99-B.8.13       Fund Participation Agreement between Aetna Life                                     *
                Insurance and Annuity Company, Investors Research
                Corporation and TCI Portfolios, Inc. dated July 29,
                1992 and amended December 22, 1992 and June 1, 1994

99-B.9          Opinion of Counsel                                                                  *

99-B.10.1       Consent of Independent Auditors                                               ------------

99-B.10.2       Consent of Counsel                                                            ------------

99-B.13         Schedule for Computation of Performance Data                                        *

99-B.15.1       Powers of Attorney                                                                  *


*Incorporated by reference


Exhibit No.     Exhibit                                                                            Page
99-B.15.2       Authorization for Signatures                                                        *

27              Financial Data Schedule                                                         ------------


*Incorporated by reference